ANNUAL REPORT October 31, 2002

                                               Nuveen
                                 Municipal Closed-End
                                      Exchange-Traded
                                                Funds

                                                        INSURED QUALITY
                                                        NQI

                                                        INSURED OPPORTUNITY
                                                        NIO

                                                        PREMIER INSURED
                                                        INCOME
                                                        NIF

                                                        INSURED PREMIUM
                                                        INCOME 2
                                                        NPX

                                                        INSURED DIVIDEND
                                                        ADVANTAGE
                                                        NVG

PHOTO OF: 2 WOMAN ON GRADUATION DAY.

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                                          Dependable,
                                      tax-free income
                                              because
                              it's not what you earn,
                                  it's what you keep.(R)


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

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Chairman of the Board


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Dear
  SHAREHOLDER

Once again, I am pleased to state that during the period covered by this report your Nuveen Fund continued to meet its objective of providing attractive tax-free monthly income. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and on the Performance Overview pages within this report. Please take the time to read them.

In addition to providing regular tax-free income, we believe that a municipal bond investment like your Nuveen Fund also may offer opportunities to reduce the risk of your overall investment portfolio. This is because the prices of municipal bonds may move differently than the prices of the common stocks, mutual funds or other investments you may own. Since one part of your portfolio may be going up when another is going down, portfolio diversification may reduce your overall risk. Your financial advisor can explain the advantages of portfolio diversification in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

I also urge you to consider receiving future Fund reports and other Fund information through the Internet and by e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower your Fund expenses. Sign up is quick and easy -- see the inside front cover of this report for step-by-step instructions.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Nuveen Fund to those seeking to accumulate and preserve wealth. Our commitment to careful research, constant surveillance and judicious trading by our seasoned portfolio management team has never been stronger. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you meet your financial objectives. We thank you for choosing us as a partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 16, 2002

Nuveen National Insured Municipal Closed-End Exchange-Traded Funds (NQI, NIO, NIF, NPX, NVG)

Portfolio Manager's
               COMMENTS

Portfolio manager Steve Krupa discusses U.S. economic conditions, key investment strategies, and the recent performance of these Insured Funds. With 23 years of investment experience at Nuveen, Steve assumed portfolio management responsibility for NQI in 1990, NIO in 1991, NIF and NPX in 1998, and NVG upon its inception in March 2002.


WHAT WERE THE MAJOR FACTORS AFFECTING THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

In a number of ways, market conditions have not changed significantly since our last shareholder report.

We believe the most influential factors affecting the economy and the municipal market continued to be the slow pace of economic growth and the relatively low levels of interest rates. In addition, the ongoing threat of terrorism and the current uncertain geopolitical climate also had an impact on the economy and the markets over this reporting period.

Looking more closely at the municipal market, the sluggish economic recovery and lack of inflationary pressures helped many bonds perform well during most of the twelve-month period that ended October 31, 2002. However, during the month of October 2002, the market environment for all fixed-income investments soured as a rally in the equity markets seemingly caused some investors to sell fixed-income products and purchase common stocks.

In the first ten months of 2002, new municipal bond issuance nationwide reached $289.4 billion, an increase of 30% over January-October 2001. Demand for municipal bonds also remained strong over most of this period, as many individual investors continued to seek investments offering diversification for their portfolios and tax-free income. In addition, institutional investors, especially traditional municipal bond purchasers such as property/casualty insurance companies, have been active buyers in the municipal market.


HOW DID THESE FUNDS PERFORM OVER THE TWELVE MONTHS ENDED OCTOBER 31, 2002?

The price spread between AAA rated bonds and lower rated bonds grew through much of this reporting period. This helped insured bonds and insured funds post generally strong total returns over the twelve months ended October 31, 2002.

Individual results for Nuveen's insured Funds, as well as for relevant benchmarks, are presented in the accompanying table.


                                 TOTAL RETURN           LEHMAN          LIPPER
            MARKET YIELD               ON NAV    TOTAL RETURN1        AVERAGE2
------------------------------------------------------------------------------
                                       1 YEAR           1 YEAR          1 YEAR
                    TAXABLE-            ENDED            ENDED           ENDED
      10/31/02  EQUIVALENT3          10/31/02         10/31/02        10/31/02
------------------------------------------------------------------------------
NQI      6.17%        8.81%             6.83%            6.16%           6.27%
------------------------------------------------------------------------------
NIO      6.31%        9.01%             7.01%            6.16%           6.27%
------------------------------------------------------------------------------
NIF      6.30%        9.00%             6.57%            6.16%           6.27%
------------------------------------------------------------------------------
NPX      6.14%        8.77%             7.83%            6.16%           6.27%
------------------------------------------------------------------------------
NVG      6.22%        8.89%               NA                -                -
------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The total annual returns on common share net asset value for these insured Funds are compared with the total annual return of the Lehman Brothers Insured Municipal Bond Index, an unleveraged index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 22 funds in the Lipper Insured Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30%.

All four of the Funds with at least one year's history reported strong total returns for the year ended October 31, 2002. Each exceeded the Lipper peer group average return and the return of the unleveraged, unmanaged Lehman Insured Municipal Index.

We believe part of this outperformance can be attributed to each Fund's significant holding of transportation bonds. Over the past year, many insured bonds in this area performed well as some investors tended to switch out of uninsured transportation bonds into insured bonds within this same sector. Each of the older Funds also had sizeable holdings of healthcare bonds, which saw a similar migration from uninsured to insured bonds over the course of the reporting period.

NVG was introduced in March 2002, and since then has offered its MuniPreferred(R), shares, completed its initial investment process, and begun paying regular monthly dividends. We are pleased with the composition of the portfolio and how the Fund has performed to date, and we look forward to sharing first year results with you in the next shareholder report.


HOW DID THE MARKET ENVIRONMENT AFFECT THE DIVIDENDS AND SHARE PRICES OF THESE FUNDS?

As the Fed continued to keep short-term interest rates relatively low, the dividend-paying capabilities of these Funds benefited from their use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the leveraged Funds pay their MuniPreferred(R) shareholders. Low short-term rates, such as those currently in effect, can enable the Funds to reduce the amount of income they pay preferred shareholders, leaving more earnings to support common share dividends.

During the fiscal year ended October 31, 2002, low short-term interest rates enabled us to implement four dividend increases in all four of the older Funds. NVG has paid a stable, attractive monthly dividend since its first distribution in June.

Given the volatility of the equity market over the past year, we believe investors continued to evaluate their asset allocation plans and make slow shifts to take better advantage of the balance offered by fixed-income investments. Over this period, the share prices of the four older Funds stayed roughly flat or rose modestly. NVG's share price remained fairly stable until October, when it was affected by the general weakening of bond prices. As of October 31, 2002, all of these Funds were trading at modest discounts to their common share net asset values (see charts on individual Performance Overview pages).


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2002?

We believed that all these Funds were well positioned at the start of this reporting period; therefore, trading activity was fairly minimal over the fiscal year. As opportunities arose, our strategic focus continued to be on enhancing dividend-paying capability, extending call protection and purchasing bonds that we thought were undervalued by the market, particularly in the 20-year part of the yield curve. We think that as we add these relatively shorter maturities to the Funds their portfolios should become less sensitive to potential changes in the interest rates. At the same time, we believe that adding bonds from this part of the yield curve will allow us to continue providing competitive yields and returns.

As noted earlier, transportation bonds remain one of the top sector holdings within each Fund. We do not anticipate this will change dramatically in the coming months. We believe there will continue to be a steady supply of insured airport and airline-backed bonds that can provide value investing opportunities.

Given the current geopolitical and economic climate, we think strong credit quality remained a requirement for many investors. Each of the four older insured Funds is 100% invested in insured and/or U.S. guaranteed securities, which means that credit quality is not an issue. NVG, which can invest up to 20% of its assets in uninsured, investment-grade quality bonds, was 92% invested in insured or AAA rated securities as of October 31. The balance of the portfolio was in bonds rated AA. One of this Fund's investments - sewer bonds issued by Jefferson County, Alabama - already has been advance refunded, resulting in price appreciation. NIO also has benefited from the advance refunding of this issue.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the coming months remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may be slower to arrive and less robust than some are now predicting. We expect inflation and interest rates to remain relatively low over the near term, while new municipal volume should continue to be strong as issuers take advantage of the low rate environment for both new issues and refinancings. Currently, national issuance totals are on pace to surpass $300 billion in 2002, eclipsing the record of $292 billion set in 1993. We also expect demand for tax-exempt municipal bonds to remain solid as investors continue to look for ways to rebalance their portfolios and reduce their overall investment risk.

Over the next two years, we believe these Funds offer excellent levels of call protection, with exposures during 2003 and 2004 ranging from zero in NVG to 16% in NPX. The number of actual calls experienced by these Funds will depend largely on market interest rates over this time. We believe this call exposure is manageable, and we foresee no problems in working through it.

In the coming months, our focus will remain on strategies that utilize Nuveen's experience and research expertise to try to enhance the Funds' dividend-paying capabilities, position the Funds for future interest rate moves and take advantage of value opportunities as they arise. We believe the continued heavy issuance anticipated in the municipal market should enhance our ability to find attractive supply-driven trading opportunities. Overall, we believe the attractive tax-free income, portfolio diversification, and risk reduction potential (for equity-dominated portfolios) represented by these Funds will continue to make them potentially valuable components in your long-term financial plans.

Nuveen Insured Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002

NQI


CREDIT QUALITY
PIE CHART:
INSURED                                        89%
INSURED AND U.S. GUARANTEED                    10%
U.S. GUARANTEED                                 1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.55
--------------------------------------------------
Common Share Net Asset Value                $15.87
--------------------------------------------------
Market Yield                                 6.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.81%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $601,495
--------------------------------------------------
Average Effective Maturity (Years)           22.43
--------------------------------------------------
Leverage-Adjusted Duration                    8.53
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.82%         6.83%
--------------------------------------------------
5-Year                         6.37%         6.59%
--------------------------------------------------
10-Year                        7.08%         7.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------

BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                         0.0715
12/01                         0.074
1/02                          0.074
2/02                          0.074
3/02                          0.076
4/02                          0.076
5/02                          0.076
6/02                          0.0785
7/02                          0.0785
8/02                          0.0785
9/02                          0.08
10/02                         0.08


LINE CHART:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/01                       15
                              15.08
                              14.48
                              14.5
                              14.47
                              14.52
                              14.25
                              14.14
                              14.45
                              14.76
                              14.79
                              15
                              15
                              15.05
                              15.13
                              15.15
                              15.19
                              15.3
                              15.06
                              14.89
                              14.35
                              14.7
                              14.75
                              14.8
                              14.75
                              15
                              15.22
                              15.19
                              15.26
                              15.16
                              15.3
                              15.32
                              15.63
                              15.65
                              15.76
                              15.87
                              16.1
                              15.87
                              15.91
                              15.95
                              16.11
                              16.05
                              15.88
                              16
                              16.13
                              16.21
                              16.24
                              16.3
                              16.39
                              16.08
                              15.26
10/31/02                      15.19


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0243 per share.

Nuveen Insured Municipal Opportunity Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002

NIO


CREDIT QUALITY
PIE CHART:
INSURED                                        87%
INSURED AND U.S. GUARANTEED                    12%
U.S. GUARANTEED                                 1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.21
--------------------------------------------------
Common Share Net Asset Value                $15.83
--------------------------------------------------
Market Yield                                 6.31%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.01%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,283,353
--------------------------------------------------
Average Effective Maturity (Years)           22.10
--------------------------------------------------
Leverage-Adjusted Duration                    9.82
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.80%         7.01%
--------------------------------------------------
5-Year                         5.72%         6.31%
--------------------------------------------------
10-Year                        7.63%         7.56%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 22%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------

BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
11/01                         0.0735
12/01                         0.075
1/02                          0.075
2/02                          0.075
3/02                          0.0765
4/02                          0.0765
5/02                          0.0765
6/02                          0.079
7/02                          0.079
8/02                          0.079
9/02                          0.08
10/02                         0.08

LINE CHART:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/01                       14.93
                              14.92
                              14.48
                              14.21
                              14.6
                              14.36
                              14.29
                              14.26
                              14.39
                              14.47
                              14.6
                              14.94
                              14.88
                              14.92
                              15.07
                              15.02
                              15.14
                              15.02
                              14.79
                              14.62
                              14.35
                              14.62
                              14.67
                              14.75
                              14.7
                              14.82
                              15.11
                              15
                              14.85
                              15.01
                              15.1
                              15.18
                              15.04
                              15.3
                              15.53
                              15.6
                              15.73
                              15.68
                              15.3
                              15.78
                              15.81
                              15.65
                              15.79
                              15.81
                              15.89
                              15.84
                              15.89
                              15.96
                              16.15
                              15.75
                              14.89
10/31/02                      15.17


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0180 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.

Performance
   OVERVIEW As of October 31, 2002

NIF


CREDIT QUALITY
PIE CHART:
INSURED                                        80%
INSURED AND U.S. GUARANTEED                     6%
U.S. GUARANTEED                                14%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.33
--------------------------------------------------
Common Share Net Asset Value                $15.59
--------------------------------------------------
Market Yield                                 6.30%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.00%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $301,121
--------------------------------------------------
Average Effective Maturity (Years)           18.33
--------------------------------------------------
Leverage-Adjusted Duration                    9.02
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/91)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.84%         6.57%
--------------------------------------------------
5-Year                         5.84%         5.85%
--------------------------------------------------
10-Year                        7.44%         7.41%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
U.S. Guaranteed                                19%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------


BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/01                         0.075
12/01                         0.0765
1/02                          0.0765
2/02                          0.0765
3/02                          0.0785
4/02                          0.0785
5/02                          0.0785
6/02                          0.0795
7/02                          0.0795
8/02                          0.0795
9/02                          0.0805
10/02                         0.0805



LINE CHART:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/01                       15.3
                              15.15
                              14.63
                              14.59
                              14.85
                              14.66
                              14.63
                              14.78
                              14.9
                              14.75
                              14.88
                              15.27
                              15.2
                              15.34
                              15.5
                              15.4
                              15.37
                              15.26
                              15.2
                              14.6
                              14.71
                              14.85
                              14.89
                              15.16
                              14.95
                              15.07
                              15.25
                              15.32
                              15.35
                              15.32
                              15.27
                              15.31
                              15.24
                              15.62
                              15.68
                              15.85
                              15.9
                              15.89
                              15.9
                              15.9
                              15.98
                              15.75
                              15.75
                              15.76
                              15.99
                              15.9
                              15.94
                              15.9
                              16.12
                              16
                              15.2
10/31/02                      15.32

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Nuveen Insured Premium Income Municipal Fund 2

Performance
   OVERVIEW As of October 31, 2002

NPX


CREDIT QUALITY
PIE CHART:
INSURED                                        92%
INSURED AND U.S. GUARANTEED                     8%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.77
--------------------------------------------------
Common Share Net Asset Value                $14.17
--------------------------------------------------
Market Yield                                 6.14%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.77%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $527,800
--------------------------------------------------
Average Effective Maturity (Years)           18.05
--------------------------------------------------
Leverage-Adjusted Duration                    7.03
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.32%         7.83%
--------------------------------------------------
5-Year                         8.22%         6.56%
--------------------------------------------------
Since Inception                5.15%         5.79%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      26%
--------------------------------------------------
Transportation                                 15%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------


BAR CHART:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/01                         0.0655
12/01                         0.0665
1/02                          0.0665
2/02                          0.0665
3/02                          0.0685
4/02                          0.0685
5/02                          0.0685
6/02                          0.0695
7/02                          0.0695
8/02                          0.0695
9/02                          0.0705
10/02                         0.0705


LINE CHART:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/01                       13.8
                              13.78
                              13.63
                              13.56
                              13.67
                              13.44
                              13.02
                              12.85
                              13.28
                              13.35
                              13.3
                              13.49
                              13.38
                              13.59
                              13.62
                              13.67
                              13.74
                              13.68
                              13.15
                              13.06
                              12.91
                              13.01
                              13.1
                              13.35
                              13.36
                              13.4
                              13.45
                              13.68
                              13.52
                              13.61
                              13.62
                              13.74
                              13.8
                              13.9
                              13.93
                              13.99
                              14.26
                              14.06
                              13.77
                              14
                              14.2
                              14.05
                              14.15
                              14.23
                              14.19
                              14.2
                              14.19
                              14.27
                              14.4
                              14.18
                              13.62
10/31/02                      13.53


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Nuveen Insured Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of October 31, 2002

NVG


CREDIT QUALITY
PIE CHART:
INSURED                                        84%
INSURED AND U.S. GUARANTEED                     2%
NOT INSURED                                    14%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.96
--------------------------------------------------
Common Share Net Asset Value                $15.35
--------------------------------------------------
Market Yield                                 6.22%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.89%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $457,432
--------------------------------------------------
Average Effective Maturity (Years)           24.94
--------------------------------------------------
Leverage-Adjusted Duration                   11.68
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 3/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                2.84%        10.44%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         23%
--------------------------------------------------
Transportation                                 21%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------


BAR CHART:
2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
5/02                          0.0775
6/02                          0.0775
7/02                          0.0775
8/02                          0.0775
9/02                          0.0775
10/02                         0.0775


LINE CHART:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/28/02                       15.02
                              15
                              15.01
                              15
                              15.02
                              15.03
                              15.01
                              15.06
                              15.11
                              15.11
                              15.12
                              15.06
                              14.91
                              14.98
                              15.07
                              15.15
                              15.18
                              15.14
                              15.16
                              15.19
                              15.4
                              15.07
                              15.37
                              15.21
                              15.4
                              15.46
                              15.55
                              15.44
                              15.35
                              14.83
10/31/02                      14.5

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

Shareholder
       MEETING REPORT

The annual shareholder meeting was held on July 31, 2002, at the Northern Trust Bank, Chicago, Illinois.

                                                                                    NQI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                              32,999,454            2,483             2,413             2,240            2,196           2,408
   Withhold                            358,600               --                --                 4                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,358,054            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================
Lawrence H. Brown
   For                              33,042,091            2,483             2,413             2,240            2,196           2,408
   Withhold                            315,963               --                --                 4                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,358,054            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================
Anne E. Impellizzeri
   For                              33,007,622            2,483             2,413             2,236            2,196           2,408
   Withhold                            350,432               --                --                 8                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,358,054            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================
Peter R. Sawers
   For                              33,040,969            2,483             2,413             2,240            2,196           2,408
   Withhold                            317,085               --                --                 4                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,358,054            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================
Judith M. Stockdale
   For                              33,022,484            2,483             2,413             2,236            2,196           2,408
   Withhold                            335,570               --                --                 8                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                            33,358,054            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================
William J. Schneider
   For                                      --            2,483             2,413             2,240            2,196           2,408
   Withhold                                 --               --                --                 4                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            2,483             2,413             2,240            2,196           2,408
   Withhold                                 --               --                --                 4                5               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,483             2,413             2,244            2,201           2,413
====================================================================================================================================

                                       11

Shareholder MEETING REPORT (continued)
                                                                                     NIO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                   Preferred  Preferred   Preferred   Preferred    Preferred    Preferred  Preferred
                                         Common       Shares     Shares      Shares      Shares       Shares       Shares     Shares
                                         Shares     Series-M   Series-T    Series-W   Series-W2    Series-TH   Series-TH2   Series-F
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
   For                               73,520,624        3,750      3,835       3,791       3,168        3,796        3,773      3,770
   Withhold                             765,539           45         41          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                             74,286,163        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================
Lawrence H. Brown
   For                               73,576,919        3,790      3,875       3,791       3,168        3,796        3,773      3,770
   Withhold                             709,244            5          1          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                             74,286,163        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================
Anne E. Impellizzeri
   For                               73,505,334        3,790      3,875       3,791       3,168        3,796        3,773      3,770
   Withhold                             780,829            5          1          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                             74,286,163        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================
Peter R. Sawers
   For                               73,521,489        3,790      3,875       3,791       3,168        3,796        3,773      3,770
   Withhold                             764,674            5          1          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                             74,286,163        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================
Judith M. Stockdale
   For                               73,547,105        3,750      3,835       3,791       3,168        3,796        3,773      3,770
   Withhold                             739,058           45         41          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                             74,286,163        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================
William J. Schneider
   For                                       --        3,790      3,875       3,791       3,168        3,796        3,773      3,770
   Withhold                                  --            5          1          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================
Timothy R. Schwertfeger
   For                                       --        3,790      3,875       3,791       3,168        3,796        3,773      3,770
   Withhold                                  --            5          1          18          --            5           27          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --        3,795      3,876       3,809       3,168        3,801        3,800      3,772
====================================================================================================================================

                                                                                                      NIF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                          Preferred        Preferred       Preferred
                                                                           Common            Shares           Shares          Shares
                                                                           Shares          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                                 17,473,670               787            2,654           2,795
   Withhold                                                               167,578                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,641,248               799            2,654           2,800
====================================================================================================================================
Lawrence H. Brown
   For                                                                 17,473,293               787            2,654           2,795
   Withhold                                                               167,955                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,641,248               799            2,654           2,800
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                 17,470,309               787            2,654           2,795
   Withhold                                                               170,939                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,641,248               799            2,654           2,800
====================================================================================================================================
Peter R. Sawers
   For                                                                 17,465,882               787            2,654           2,795
   Withhold                                                               175,366                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,641,248               799            2,654           2,800
====================================================================================================================================
Judith M. Stockdale
   For                                                                 17,475,950               787            2,654           2,795
   Withhold                                                               165,298                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               17,641,248               799            2,654           2,800
====================================================================================================================================
William J. Schneider
   For                                                                         --               787            2,654           2,795
   Withhold                                                                    --                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               799            2,654           2,800
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --               787            2,654           2,795
   Withhold                                                                    --                12               --               5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               799            2,654           2,800
====================================================================================================================================

Shareholder MEETING REPORT (continued)
                                                                                    NPX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                              34,535,491            2,023             2,127             1,887            1,813           2,152
   Withhold                            347,446               10                 3                40               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,882,937            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================
Lawrence H. Brown
   For                              34,543,289            2,023             2,115             1,927            1,813           2,152
   Withhold                            339,648               10                15                --               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,882,937            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================
Anne E. Impellizzeri
   For                              34,517,012            2,023             2,115             1,927            1,813           2,152
   Withhold                            365,925               10                15                --               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,882,937            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================
Peter R. Sawers
   For                              34,509,684            2,023             2,127             1,927            1,813           2,152
   Withhold                            373,253               10                 3                --               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,882,937            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================
Judith M. Stockdale
   For                              34,530,311            2,023             2,127             1,887            1,813           2,152
   Withhold                            352,626               10                 3                40               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            34,882,937            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================
William J. Schneider
   For                                      --            2,023             2,127             1,927            1,813           2,152
   Withhold                                 --               10                 3                --               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            2,023             2,127             1,927            1,813           2,152
   Withhold                                 --               10                 3                --               55               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,033             2,130             1,927            1,868           2,154
====================================================================================================================================

                                       14


Report of
   INDEPENDENT AUDITORS




THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund 2 and Nuveen Insured Dividend Advantage Municipal Fund as of October 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund 2 and Nuveen Insured Dividend Advantage Municipal Fund at October 31, 2002, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Ernst & Young LLP

Chicago, Illinois
December 11, 2002

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.3%

$       9,200   City of Phoenix Civic Improvement Corporation, Arizona, Airport       7/12 at 100.00           AAA     $  9,335,148
                 Revenue Bonds, Series 2002B Senior Lien, 5.250%, 7/01/32
                 (Alternative Minimum Tax)
       10,000   Industrial Development Authority of the County of Pima, Arizona,      1/03 at 101.00           AAA       10,358,000
                 Health Care System Revenue Bonds, Carondelet Health Services,
                 Inc., St. Joseph's and St. Mary's Hospitals and Health Centers Issue,
                 Series 1991, 6.750%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.4%

        7,750   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00           AAA        8,208,335
                 Revenue Bonds, 1995 Series B (Mortgage-Backed Securities
                 Program), 6.700%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 26.7%

        8,370   Alameda County Public Facilities Corporation, California,             9/06 at 102.00           AAA        9,695,138
                 Certificates of Participation, Series 1991, 6.000%, 9/01/21
                 (Pre-refunded to 9/01/06)

       12,695   Antioch Area Public Facilities Financing Agency, California,          2/03 at 102.00           AAA       12,811,540
                 Special Tax Bonds, Community Facilities District No. 1989-1,
                 5.000%, 8/01/18

       13,175   California Pollution Control Financing Authority, Pollution Control   9/09 at 101.00           AAA       13,617,021
                 Revenue Refunding Bonds, Southern California Edison Company,
                 Series 1999A, 5.450%, 9/01/29

       20,000   State of California, General Obligation Bonds, Series 2002,          10/12 at 100.00           AAA       20,042,600
                 5.000%, 10/01/32 (DD, settling 11/01/02)

       20,500   State of California, General Obligation Bonds, Series 2002            4/12 at 100.00           AAA       20,580,155
                 Refunding, 5.000%, 4/01/27

        5,500   California Statewide Communities Development Authority,               7/04 at 102.00           AAA        5,945,885
                 San Diego, California, Certificates of Participation, The Salk
                 Institute for Biological Studies, 6.200%, 7/01/24

                Foothill/Eastern Transportation Corridor Agency, California, Toll Road
                Refunding Revenue Bonds, Series 1999:
       22,985    0.000%, 1/15/24                                                       1/10 at 44.52           AAA        6,949,515
       22,000    0.000%, 1/15/31                                                       1/10 at 29.11           AAA        4,338,620
       50,000    0.000%, 1/15/37                                                       1/10 at 20.19           AAA        6,826,500

        5,000   Garden Grove, California, Certificates of Participation, Financing    3/12 at 101.00           AAA        5,076,150
                 Project, Series 2002A, 5.125%, 3/01/32

        5,000   Inland Empire Solid Waste Financing Authority, California, Revenue    8/06 at 102.00           AAA        5,726,250
                 Bonds, 1996 Series B (Landfill Improvement Financing Project),
                 6.000%, 8/01/16 (Alternative Minimum Tax) (Pre-refunded
                 to 8/01/06)

        5,543   Moreno Valley Public Finance Authority, California, Assisted Living   1/12 at 105.00           Aaa        6,666,954
                 Housing Revenue Bonds, GNMA Collateralized - CDC Assisted
                 Living Project, Series 2000A, 7.500%, 1/20/42

        6,430   Ontario Redevelopment Financing Authority, San Bernardino County,     8/03 at 102.00           AAA        6,737,804
                 California, 1993 Revenue Bonds, Ontario Redevelopment Project
                 No. 1, 5.850%, 8/01/22

        5,000   Airports Commission of the City and County of San Francisco,          1/08 at 102.00           AAA        4,977,150
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 15A, 5.000%, 5/01/28
                 (Alternative Minimum Tax)

                Airports Commission of the City and County of San Francisco,
                California, San Francisco International Airport, Second Series
                Revenue Refunding Bonds, Issue 27A:
        7,200    5.125%, 5/01/21 (Alternative Minimum Tax)                            5/11 at 100.00           AAA        7,289,064
       22,690    5.250%, 5/01/31 (Alternative Minimum Tax)                            5/11 at 100.00           AAA       23,008,341

                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.7%

$       5,630   E-470 Public Highway Authority, Arapahoe County, Colorado,            8/05 at 103.00           AAA     $  6,422,310
                 Capital Improvement Trust Fund  Highway Revenue Bonds
                 (E-470 Project), Vehicle Registration Fee Bonds, 6.150%, 8/31/26
                 (Pre-refunded to 8/31/05)

        3,750   City and County of Denver, Colorado, Airport Revenue Bonds,          11/06 at 101.00           AAA        3,903,525
                 Series 1996D, 5.500%, 11/15/25

           65   Jefferson County, Colorado, Single Family Revenue Refunding           4/03 at 101.00           AAA           66,373
                 Bonds, Series 1991A, 8.875%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.3%

        8,000   Washington Convention Center Authority, Washington, D.C.,            10/08 at 101.00           AAA        8,043,840
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 6.5%

        6,185   Florida Housing Finance Agency, Single Family Mortgage Revenue        7/04 at 102.00           AAA        6,416,010
                 Bonds, 1994 Series B, 6.650%, 7/01/26 (Alternative Minimum Tax)

       20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00           AAA       21,178,200
                 5.750%, 10/01/25 (Alternative Minimum Tax)

        4,115   Housing Finance Authority of Miami-Dade County, Florida,              7/11 at 100.00           AAA        4,306,965
                 Multifamily Housing Revenue Bonds, Series 2001-2A,
                 Monterey Pointe Apartments Project, 5.850%, 7/01/37
                 (Alternative Minimum Tax)

        7,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00           AAA        7,127,890
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 7.0%

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax)                            7/10 at 101.00           AAA       10,273,267
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax)                            7/10 at 101.00           AAA        7,726,110

        6,130   Department of Budget and Finance of the State of Hawaii,             12/02 at 102.00           AAA        6,272,400
                 Special Purpose Revenue Bonds (Hawaiian Electric Company,
                 Inc. and Subsidiaries Projects), Series 1992, 6.550%, 12/01/22
                 (Alternative Minimum Tax)

       16,180   Department of Budget and Finance of the State of Hawaii,              5/06 at 101.00           AAA       17,794,440
                 Special Purpose Revenue Bonds (Hawaii Electric Company, Inc.
                 and Subsidiaries Project), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.1%

       10,000   City of Chicago, Illinois, General Obligation Bonds, Project          7/05 at 102.00           AAA       11,239,900
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

        6,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/05 at 102.00           AAA        6,570,600
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/12

        9,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/10 at 101.00           AAA       10,081,875
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/15 (Alternative Minimum Tax)

        6,825   Public Building Commission of Chicago, Illinois, Building Revenue    12/03 at 102.00           AAA        7,259,889
                 Bonds, Series A of 1993 (Board of Education of the City of
                 Chicago), 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

        7,165   Illinois Development Finance Authority, Revenue Bonds (Bradley        8/09 at 101.00           AAA        7,445,868
                 University Project), Series 1999, 5.500%, 8/01/29

       25,000   Illinois Health Facilities Authority, Revenue Bonds, Series 2000      2/10 at 101.00           AAA       26,738,750
                 (Iowa Health System), 5.875%, 2/15/30

       15,785   State of Illinois, General Obligation Bonds (Illinois FIRST),         4/12 at 100.00           AAA       16,165,892
                 Series of April 2002, 5.250%, 4/01/27

       13,275   State of Illinois, General Obligation Bonds (Illinois FIRST),         5/11 at 100.00           AAA       13,571,696
                 Series of 2001, 5.250%, 5/01/26

       18,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call           AAA        5,385,060
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 0.000%, 12/15/24

       10,000   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00           AAA       10,300,800
                 Infrastructure Projects, Series 2001B, 5.250%, 8/15/21

                                       17

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

$       6,000   Jasper County, Indiana, Collateralized Pollution Control Refunding    1/03 at 101.00           AAA     $  6,214,800
                 Revenue Bonds (Northern Indiana Public Service Company
                 Project), Series 1991, 7.100%, 7/01/17

        4,230   City of Rockport, Indiana, Pollution Control Revenue Refunding        3/03 at 100.00           AAA        4,386,933
                 Bonds (Indiana/Michigan Power Company Project), Series B,
                 7.600%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.7%

                Kentucky Economic Development Finance Authority, Health
                System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
        6,345    0.000%, 10/01/27                                                    10/13 at 101.00           AAA        5,701,554
       18,185    0.000%, 10/01/28                                                    10/13 at 101.00           AAA       16,340,859


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.3%

       13,170   City of New Orleans, Louisiana, General Obligation Refunding         10/05 at 101.00           AAA       14,554,430
                 Bonds, Series 1995, 6.200%, 10/01/21

        4,720   Orleans Levee District (A Political Subdivision of the State of      12/05 at 103.00           AAA        5,297,681
                 Louisiana), Levee Improvement Bonds, Series 1986,
                 5.950%, 11/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.4%

        8,000   Maine Health and Higher Educational Facilities Authority, Revenue     7/09 at 101.00           AAA        8,645,040
                 Bonds Series 1999B, 6.000%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.8%

        2,570   City of Baltimore, Maryland, Wastewater Project Revenue Bonds,        7/12 at 100.00           AAA        2,585,780
                 Series 2002A Refunding, 5.125%, 7/01/42

        7,535   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00           AAA        7,978,812
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.500%, 3/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.0%

       18,000   Massachusetts Bay Transportation Authority, Senior Sales Tax          7/12 at 100.00           AAA       18,057,600
                 Revenue Bonds, Series 2002A Refunding, 5.000%, 7/01/27
                 (WI, settling 11/14/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.2%

        8,500   School District of the City of Detroit, Wayne County, Michigan,       5/13 at 100.00           AAA        8,501,360
                 General Obligation Bonds, Series 2002A, 5.000%, 5/01/32

        4,750   Michigan Strategic Fund, Limited Obligation Refunding Revenue         9/09 at 102.00           AAA        4,925,797
                 Bonds (The Detroit Edison Company Pollution Control Bonds
                 Project), Collateralized Series 1999A, 5.550%, 9/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.1%

          437   City of St. Louis Park, Minnesota, Single Family Residential          4/03 at 100.00           Aaa          439,871
                 Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1991-A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.5%

        2,545   Harrison County Wastewater Management District,                         No Opt. Call           AAA        3,487,108
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991A, 8.500%, 2/01/13

        2,715   Harrison County Wastewater Management District,                         No Opt. Call           AAA        3,589,121
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991B, 7.750%, 2/01/14

        7,245   Mississippi Home Corporation, Single Family Mortgage                  6/06 at 105.00           Aaa        8,013,550
                 Revenue Bonds, GNMA Collateralized Home Mortgage
                 Program, Series 1996C, 7.600%, 6/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.9%

        5,000   St. Louis Municipal Finance Corporation, City Justice Center,         2/06 at 102.00           AAA        5,659,900
                 City of St. Louis, Missouri (Lessee), Leasehold Revenue
                 Improvement Bonds, Series 1996A, 6.000%, 2/15/19
                 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 9.0%

       33,700   Director of the State of Nevada, Department of Business               1/10 at 100.00           AAA       34,460,946
                 and Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.375%, 1/01/40

                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$       5,720   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00           AAA     $  5,753,290
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.125%, 6/01/32

       13,185   Washoe County, Nevada, Hospital Refunding Revenue Bonds               6/04 at 102.00           AAA       13,860,995
                 (Washoe Medical Center, Inc. Project), Series 1994A,
                 6.000%, 6/01/19


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.7%

        3,750   New Jersey Health Care Facilities Financing Authority,                7/04 at 102.00           AAA        4,099,050
                 Revenue Bonds, Monmouth Medical Center Issue, Series C,
                 6.250%, 7/01/24 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.6%

        6,000   City of Farmington, New Mexico, Pollution Control Refunding           4/03 at 100.00            BB        5,810,820
                 Revenue Bonds (Southern California Edison Company Four
                 Corners Project), 1991 Series A, 7.200%, 4/01/21

        3,850   New Mexico Mortgage Finance Authority, Multifamily Housing            1/03 at 100.00           AAA        3,863,129
                 Refunding Revenue Bonds, 1990 Series A (Fannie Mae
                 Collateralized), 7.625%, 1/01/24

        5,750   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A,            6/04 at 100.00           AAA        6,156,238
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 12.9%

        6,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00           AAA        6,522,750
                 Tax Fund Bonds, Series 2002A, 5.000%, 11/15/32
                 (DD, settling 11/01/02)

                City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
        2,000    8.000%, 3/15/11                                                      3/03 at 100.00           AAA        2,044,600
        6,000    7.250%, 3/15/19                                                      3/03 at 100.00           AAA        6,506,940

       10,335   New York City Municipal Water Finance Authority, New York,            6/05 at 101.00           AAA       11,479,601
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 6.000%, 6/15/25 (Pre-refunded to 6/15/05)

       11,760   Dormitory Authority of the State of New York, Court Facilities        5/10 at 101.00           AAA       12,794,527
                 Lease Revenue Bonds (City of New York Issue), Series 1999,
                 5.750%, 5/15/30

        7,000   New York State Energy Research and Development Authority,             7/05 at 102.00            A+        7,519,680
                 Facilities Refunding Revenue Bonds, Series 1995 A (Consolidated
                 Edison Company of New York, Inc. Project), 6.100%, 8/15/20

       11,950   New York State Housing Finance Agency, Housing Project                5/06 at 102.00           AAA       13,070,432
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        4,200   State of New York Mortgage Agency, Homeowner Mortgage                10/09 at 100.00           AAA        4,342,674
                 Revenue Bonds, Series 82, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

       12,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00           AAA       13,540,800
                 New York, Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.6%

       20,000   Mercer County, North Dakota, Pollution Control Refunding              1/05 at 102.00           AAA       21,602,600
                 Revenue Bonds, Second 1995 Series (Basin Electric Power
                 Cooperative - Antelope Valley Unit 1 and Common Facilities),
                 6.050%, 1/01/19


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.9%

        5,000   County of Lorain, Ohio, Health Facilities Revenue Bonds,              9/09 at 102.00           AAA        5,218,100
                 Series 1999 A (Catholic Healthcare Partners), 5.500%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5%

        7,000   County of Allegheny, Pennsylvania, Airport Revenue Refunding          1/08 at 101.00           AAA        7,182,840
                 Bonds, Series 1997A (Pittsburgh International Airport),
                 5.250%, 1/01/16 (Alternative Minimum Tax)

        7,250   Lehigh County Industrial Development Authority, Pennsylvania,         8/05 at 102.00           AAA        8,026,185
                 Pollution Control Revenue Refunding Bonds, 1995 Series A
                 (Pennsylvania Power and Light Company Project),
                 6.150%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.9%

        5,050   Rhode Island Port Authority and Economic Development                  7/04 at 102.00           AAA        5,443,850
                 Corporation, Airport Revenue Bonds, 1994 Series A,
                 6.625%, 7/01/24 (Alternative Minimum Tax)

                                       19

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.9%

$       5,170   Health, Educational and Housing Facilities Board of the County        2/03 at 102.00           AAA     $  5,320,654
                 of Sullivan, Tennessee, Hospital Revenue Bonds, Series 1993
                 (Holston Valley Health Care, Inc.), 5.750%, 2/15/13


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 19.4%

        8,000   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00           AAA        8,790,560
                 Hospital Revenue Refunding and Improvement Bonds, Hendrick
                 Medical Center Project, Series 1995C, 6.150%, 9/01/25

        5,275   City of Austin, Texas, Combined Utility System Revenue Refunding     11/07 at 100.00           AAA        5,359,558
                 Bonds, Series 1997, 5.125%, 11/15/20

                Harris County Hospital District, Texas, Revenue Bonds, Refunding
                Series 1990:
        2,100    7.400%, 2/15/10                                                        No Opt. Call           AAA        2,434,089
        2,900    7.400%, 2/15/10                                                        No Opt. Call           AAA        3,410,719

        4,500   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00           AAA        4,516,425
                 Bonds, Series 2001A, 5.000%, 3/01/22

        4,685   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00           AAA        4,854,972
                 Bonds, Series 2000A, 5.500%, 7/01/19 (Alternative Minimum Tax)

       17,000   City of Houston, Texas, Water and Sewer System Junior Lien              No Opt. Call           AAA       19,333,930
                 Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32

       19,200   Jefferson County Health Facilities Development Corporation,           8/11 at 100.00           AAA       19,641,984
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital
                 of Southeast Texas, Series 2001, 5.400%, 8/15/31

        6,000   Laredo Community College District, Texas, Limited Tax General         8/10 at 100.00           AAA        6,160,080
                 Obligation Bonds, Series 2001, 5.375%, 8/01/31

       22,045   North Central Texas Health Facility Development Corporation,          8/12 at 101.00           AAA       22,185,868
                 Revenue Bonds, Children's Medical Center of Dallas,
                 Series 2002, 5.250%, 8/15/32

       17,715   Tarrant County Housing Finance Corporation, Texas, Multifamily        3/12 at 105.00           Aaa       20,186,597
                 Housing Revenue Bonds, Series 2001, GNMA Collateralized
                 Mortgage Loan - Bardin Green Apartments Project,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.1%

        6,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds               11/02 at 100.00           AAA        6,912,300
                 (IHC Hospitals, Inc.), Series 1988 A, 8.000%, 5/15/07


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.6%

       10,730   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00           AAA       11,233,559
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001C Refunding, 5.650%, 7/01/32 (Alternative
                 Minimum Tax)

        4,740   Housing Authority of the City of Seattle, Washington, Low Income      9/11 at 102.00           AAA        5,163,140
                 Housing Assistance Revenue Bonds, Series 2000A, GNMA
                 Collateralized Mortgage Loan - RHF/Esperanza Apartments
                 Project, 6.125%, 3/20/42 (Alternative Minimum Tax)

       15,025   Housing Authority of the City of Seattle, Washington, Low Income     11/11 at 105.00           AAA       17,368,449
                 Housing Assistance Revenue Bonds, 2000 Series A,
                 GNMA Collateralized Mortgage Loan - Park Place Project,
                 7.000%, 5/20/42

        5,000   City of Seattle, Washington, Municipal Light and Power Revenue       12/10 at 100.00           AAA        5,123,800
                 Bonds, 2000, 5.250%, 12/01/21

        3,625   Municipality of Metropolitan Seattle, Washington, Sewer Refunding     1/03 at 102.00           AAA        3,720,519
                 Revenue Bonds, Series Z, 5.500%, 1/01/33 (Pre-refunded to 1/01/03)

        2,500   Washington Health Care Facilities Authority, Revenue Bonds,          12/09 at 101.00           AAA        2,591,025
                 Series 1999 (Providence Services), 5.375%, 12/01/19

       11,750   Washington Public Power Supply System, Nuclear Project No.1           7/08 at 102.00           AAA       12,412,113
                 Refunding Revenue Bonds, Series 1998A., 5.125%, 7/01/17

                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.2%

$      12,845   West Virginia Water Development Authority, Infrastructure Revenue    10/10 at 100.00           AAA     $ 13,302,537
                 Bonds, West Virginia Infrastructure and Jobs Development
                 Council Program, 2000 Series A, 5.500%, 10/01/39
------------------------------------------------------------------------------------------------------------------------------------
$     968,180   Total Long-Term Investments (cost $864,783,979) - 154.0%                                                926,184,951
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.1)%                                                                   (6,689,853)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                       (318,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $601,495,098
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                         All of the bonds in the portfolio are either covered by
                         Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust
                         containing sufficient U.S. Government or U.S. Government
                         agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       21

                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 13.2%

$       3,850   Alabama Housing Finance Authority, Multifamily Housing Revenue        7/05 at 103.00           Aaa     $  4,080,038
                 Refunding Bonds (GNMA Collateralized - Royal Hills),
                 1995 Series F, 6.500%, 7/20/30

       11,000   Special Care Facilities Financing Authority of the City of            5/05 at 102.00           AAA       11,493,460
                 Birmingham, Alabama, Baptist Medical Centers Revenue Bonds,
                 Series 1995-B, Baptist Health System, Inc., 5.875%, 11/15/20

                Special Care Facilities Financing Authority of the City of
                Birmingham, Alabama, Baptist Medical Centers Revenue Bonds,
                Series 1996-A, Baptist Health System, Inc.:
        7,465    5.875%, 11/15/19                                                    11/06 at 102.00           AAA        8,181,341
        1,750    5.875%, 11/15/26                                                    11/06 at 102.00           AAA        1,866,830

       11,175   City Board of Education of the City of Hoover, Alabama,               2/11 at 100.00           AAA       11,472,479
                 Capital Outlay Tax Anticipation Warrants, Series 2001,
                 5.250%, 2/15/22

       36,020   Jefferson County, Alabama, Sewer Revenue Refunding                    2/07 at 100.00           AAA       36,631,980
                 Warrants, Series 1997-A, 5.375%, 2/01/27

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 1999-A:
       20,605    5.000%, 2/01/33                                                      2/09 at 101.00           AAA       20,492,085
       12,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09)                            2/09 at 101.00           AAA       13,532,880
       29,860    5.750%, 2/01/38 (Pre-refunded to 2/01/09)                            2/09 at 101.00           AAA       34,303,168

       24,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/11 at 101.00           AAA       23,655,600
                 Warrants, Series 2001A, 5.000%, 2/01/41

        4,250   Shelby County Board of Education, Alabama, General Obligation         2/05 at 102.00           AAA        4,598,160
                 Warrants, Series 1995 Refunding, 5.875%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 5.8%

                Alaska Housing Finance Corporation, General Mortgage Revenue
                Bonds 1999 Series A:
       24,110    6.050%, 6/01/35 (Pre-refunded to 12/01/02)                          12/02 at 100.00           AAA       25,349,977
       11,500    6.050%, 6/01/39                                                      6/09 at 100.00           AAA       12,069,135

       11,460   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00           AAA       11,757,387
                 Bonds, 1995 Series A, 5.875%, 12/01/30

       17,385   Alaska Housing Finance Corporation, Collateralized Bonds,            12/09 at 100.00           AAA       18,250,599
                 1999First Series (Veterans Mortgage Program A-2),
                 6.250%, 6/01/39 (Alternative Minimum Tax)

        3,435   Alaska Housing Finance Corporation, Collateralized Bonds,            12/09 at 100.00           AAA        3,634,230
                 1999First Series (Veterans Mortgage Program A-1),
                 6.150%, 6/01/39

        3,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,          7/08 at 100.00           AAA        3,106,710
                 1998 Series A, 5.250%, 7/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.7%

        8,345   Industrial Development Authority of the County of Pima, Arizona,      1/03 at 102.50           AAA        8,778,523
                 Industrial Development Lease Obligation Refunding Revenue
                 Bonds, 1988 Series A (Irvington Project), 7.250%, 7/15/10


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 26.6%

        6,135   California Housing Finance Agency, Housing Insured Revenue            8/04 at 102.00           AAA        6,377,639
                 Bonds, 1994 Series C, 6.250%, 8/01/25

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                1996 Series A:
        1,180    7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call           AAA        1,265,715
          960    7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call           AAA        1,034,918

        4,500   State of California, General Obligation Bonds, 5.000%, 10/01/19      10/08 at 101.00           AAA        4,601,430

       10,000   Department of Veterans Affairs of the State of California, Home       6/12 at 101.00           AAA       10,455,500
                 Purchase Revenue Bonds, Series 2002A, 5.300%, 12/01/21

                California Housing Finance Agency, Home Mortgage Revenue Bonds,
                2000 Series Y:
       22,365    0.000%, 8/01/20 (Alternative Minimum Tax)                            11/10 at 55.40           AAA        8,039,770
        4,675    0.000%, 8/01/31 (Alternative Minimum Tax)                            11/10 at 27.89           AAA          837,433

                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       3,100   Campbell Union School District, Santa Clara County, California,       8/04 at 102.00           AAA     $  3,405,133
                 1994 General Obligation Bonds, Series A, 6.250%, 8/01/19
                 (Pre-refunded to 8/01/04)

        8,200   Castaic Lake Water Agency, California, Refunding Revenue              8/04 at 102.00           AAA        8,908,480
                 Certificates of Participation (Water System Improvement
                 Projects), Series 1994A, 6.300%, 8/01/20

       20,000   Cucamonga County Water District, California, Certificates             9/11 at 101.00           AAA       20,248,400
                 of Participation, 2000 Water Shares Purchase, 5.125%, 9/01/35

        5,500   Fallbrook Union High School District, San Diego County, California,   9/04 at 102.00           AAA        6,061,110
                 1994 General Obligation Bonds, Series A, 6.250%, 9/01/19
                 (Pre-refunded to 9/01/04)

        5,000   Long Beach Bond Finance Authority, California, Lease Revenue         11/11 at 101.00           AAA        5,135,050
                 Refunding Bonds, The Aquarium of the South Pacific,
                 5.250%, 11/01/30

        9,000   County of Orange, California, Refunding Recovery Bonds,               6/05 at 102.00           AAA        9,825,660
                 1995 Series A, 5.750%, 6/01/15

       12,500   County of Orange, California, 1996 Recovery Certificates of           7/06 at 102.00           AAA       14,160,500
                 Participation, Series A, 6.000%, 7/01/26

                Port of Oakland, California, Revenue Bonds, Series 2002L:
       13,205    5.000%, 11/01/22 (Alternative Minimum Tax)                          11/12 at 100.00           AAA       13,251,482
        6,000    5.000%, 11/01/23 (Alternative Minimum Tax)                          11/12 at 100.00           AAA        6,016,380

       15,250   Port of Oakland, California, Revenue Bonds, Series 2002L,            11/12 at 100.00           AAA       15,144,470
                 5.000%, 11/01/32 (Alternative Minimum Tax)

                Poway Redevelopment Agency, California, Tax Allocation Bonds,
                Series 2001, Paguay Redevelopment Project:
       15,000    5.200%, 6/15/30                                                     12/11 at 101.00           AAA       15,324,900
        5,000    5.125%, 6/15/33                                                     12/11 at 101.00           AAA        5,062,750

       19,300   Sacramento Power Authority, California, Cogeneration Project          7/06 at 102.00           AAA       21,648,038
                 Revenue Bonds, 1995 Series, 5.875%, 7/01/15

        6,500   City of Salinas, California, Housing Facility Refunding Revenue       7/04 at 102.00           AAA        6,787,300
                 Bonds, Series 1994A (GNMA Collateralized - Villa Serra
                 Project), 6.600%, 7/20/30

       10,000   Airports Commission of the City and County of San Francisco,          5/06 at 101.00           AAA       10,217,400
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 13B, 5.500%, 5/01/26 (Alternative
                 Minimum Tax)

       11,000   Airports Commission of the City and County of San Francisco,          1/08 at 102.00           AAA       10,949,730
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 15A, 5.000%, 5/01/28 (Alternative
                 Minimum Tax)

       18,710   Airports Commission of the City and County of San Francisco,          5/11 at 100.00           AAA       18,998,321
                 California, San Francisco International Airport, Second Series
                 Revenue Refunding Bonds, Issue 27A, 5.250%, 5/01/26
                 (Alternative Minimum Tax)

       11,500   San Francisco Bay Area Rapid Transit District, California, Sales      7/11 at 100.00           AAA       11,617,875
                 Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36

       66,685   San Joaquin Hills Transportation Corridor Agency, Orange County,        No Opt. Call           AAA       26,782,697
                 California, Senior Lien Toll Road Revenue Bonds, 0.000%, 1/01/21

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Refunding Revenue Bonds, Series 1997A:
       31,615    5.250%, 1/15/30                                                      1/07 at 102.00           AAA       32,308,949
       21,500    0.000%, 1/15/32                                                        No Opt. Call           AAA        4,541,660

       12,525   San Diego Redevelopment Agency, California, Tax Allocation            8/10 at 101.00           AAA       12,822,719
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/20

       11,000   Santa Ana Financing Authority, California, Police Administration        No Opt. Call           AAA       13,174,700
                 and Housing Facility Lease Revenue Bonds, Series 1994A,
                 6.250%, 7/01/24

        5,500   Santa Clara County Financing Authority, California, Lease            11/04 at 102.00           AAA        6,164,400
                 Revenue Bonds (VMC Facility Replacement Project),
                 1994 Series A, 6.750%, 11/15/20 (Pre-refunded to 11/15/04)

       11,090   Regents of the University of California, Multiple Purpose Projects    9/10 at 101.00           AAA       11,187,925
                 Revenue Bonds, 2002 Series O, 5.000%, 9/01/24

                                       23

                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.1%

$      15,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00           AAA     $ 15,948,900
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/15
                 (Alternative Minimum Tax)

       10,545   City and County of Denver, Colorado, Airport Revenue Bonds,          11/06 at 101.00           AAA       10,976,712
                 Series 1996D, 5.500%, 11/15/25

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         No Opt. Call           AAA       11,646,902
                 Series 1997B, 0.000%, 9/01/23

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,       9/10 at 102.00           AAA       33,331,144
                 Series 2000A, 5.750%, 9/01/35

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 74.80           AAA        6,101,308
                 2000 Series B, 0.000%, 9/01/15


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        2,500   State of Connecticut Health and Educational Facilities Authority,     7/04 at 101.00           AAA        2,738,650
                 Revenue Bonds, Choate Rosemary Hall Issue, Series A,
                 7.000%, 7/01/25 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.8%

        4,540   District of Columbia Housing Finance Agency, Collateralized          12/02 at 101.00           AAA        4,590,394
                 Single Family Mortgage Revenue Bonds, Series 1990B,
                 7.100%, 12/01/24 (Alternative Minimum Tax)

        4,840   Metropolitan Washington Airports Authority, District of Columbia,    10/11 at 101.00           AAA        5,067,674
                 Airport System Revenue Bonds, Series 2001A, 5.500%, 10/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.1%

          184   Housing Finance Authority of Dade County, Florida, Single Family     12/02 at 101.00           AAA          186,710
                 Mortgage Revenue Refunding Bonds, 1991 Series D,
                 6.950%, 12/15/12

           90   Escambia County Housing Finance Authority, Florida,                   4/05 at 102.00           AAA           94,447
                 Single Family Mortgage Revenue Bonds (Multi-County
                 Program), Series 1995, 6.950%, 10/01/27 (Alternative
                 Minimum Tax)

        2,980   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call           AAA        3,390,197
                 Refunding Bonds, 1987 Series G1, 8.595%, 11/01/17

       35,920   Miami-Dade County, Florida, Miami International Airport              10/12 at 100.00           AAA       36,576,258
                 Aviation Revenue Bonds, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.1%

        8,900   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds,         5/12 at 100.00           AAA        8,840,548
                 Series 2001A, 5.000%, 11/01/39

        5,000   Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue         8/06 at 102.00           AAA        5,478,850
                 Anticipation Certificates (Southeast Georgia Health Systems
                 Project), Series 1996, 5.250%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.1%

       24,250   Department of Budget and Finance of the State of Hawaii,              5/06 at 101.00           AAA       26,669,665
                 Special Purpose Revenue Bonds (Hawaii Electric Company, Inc.
                 and Subsidiaries Project), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.6%

        2,185   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call           Aa1        2,416,020
                 1994 Series B-1, 6.750%, 7/01/22

        2,050   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call           Aa1        2,278,596
                 1994 Series B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

        2,745   Idaho Housing Agency, Single Family Mortgage Bonds,                   1/05 at 102.00           Aaa        2,853,977
                 1995 Series B, 6.600%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.7%

        4,055   Central Lake County Joint Action Water Agency,                        2/03 at 102.00           Aa2        4,168,540
                 Lake County, Illinois, General Obligation Water Refunding
                 Bonds, Series 1992, 6.000%, 2/01/19

       10,000   City of Chicago, Illinois, General Obligation Bonds, Project          1/11 at 101.00           AAA       10,170,300
                 and Refunding Series 2001A, 5.250%, 1/01/33
                 (DD, settling 11/01/02)

       12,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/04 at 102.00           AAA       12,665,250
                 General Airport Second Lien Revenue Refunding Bonds,
                 1993 Series C, 5.000%, 1/01/18

                City of Chicago, Illinois, Chicago-O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001E Refunding:
        4,615    5.500%, 1/01/17 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        4,843,258
        4,870    5.500%, 1/01/18 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        5,081,504

                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       5,000   Community Unit School District No. 204, Indian Prairie,              12/11 at 100.00           AAA     $  5,311,250
                 Illinois, General Obligation Bonds, Series 2001,
                 5.000%, 12/30/15

                Board of Governors of State Colleges and Universities, Eastern
                Illinois University, Auxiliary Facilities System Revenue Bonds,
                Series 1989:
       12,355    0.000%, 10/01/09                                                     10/04 at 74.08           AAA        8,516,796
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04)                           10/04 at 47.07           AAA        7,439,499

       10,000   Illinois Development Finance Authority, Revenue Bonds,                5/08 at 101.00           AAA       10,313,800
                 Series 1998A (Provena Health), 5.500%, 5/15/21

        2,095   Illinois Educational Facilities Authority, Robert Morris College     12/07 at 100.00           Aaa        2,255,561
                 Revenue Bonds, Series 2000, 5.800%, 6/01/30

        2,180   Illinois Educational Facilities Authority, DePaul University Revenue 10/10 at 101.00           AAA        2,334,453
                 Bonds, Series 2000, 5.500%, 10/01/19

       20,000   Illinois Health Facilities Authority, Brokaw-Mennonite Association    2/03 at 102.00           AAA       20,461,400
                 Revenue Refunding Bonds, Series 1992 (BroMenn Healthcare),
                 6.250%, 8/15/18

        7,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1998A,    6/08 at 101.00           Aaa        7,090,020
                 Hospital Sisters Services, Inc. Obligated Group, 5.000%, 6/01/18

        4,500   Illinois Health Facilities Authority, Revenue Bonds, Series 1999      1/09 at 101.00           AAA        4,540,230
                 (Alexian Brothers Health System), 5.000%, 1/01/19

       22,410   State of Illinois, General Obligation Bonds (Illinois FIRST),         2/12 at 100.00           AAA       22,641,719
                 Series 2002, 5.125%, 2/01/27

        4,560   County of Macon, Illinois, Millikin University Revenue Bonds,        10/05 at 100.00           AAA        5,100,132
                 Series 1995, 6.250%, 10/01/16 (Pre-refunded to 10/01/05)

        5,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,          6/04 at 102.00           AAA        5,485,500
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1994D, 6.750%, 6/01/25 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.3%

        3,250   Indianapolis, Indiana, Local Public Improvement Bond Bank,            7/12 at 100.00           AAA        3,312,693
                 Series 2002A, Waterworks Project, 5.250%, 7/01/33

       20,000   Indianapolis, Indiana, Local Public Improvement Bond Bank,              No Opt. Call           AAA        5,006,600
                 Series 1999E, 0.000%, 2/01/28

       12,250   City of Lawrenceburg, Indiana, Pollution Control Revenue Refunding    4/03 at 101.00           AAA       12,547,185
                 Bonds (Indiana Michigan Power Company Project), Series D,
                 7.000%, 4/01/15

        9,545   New Prairie School Building Corporation, LaPorte and St. Joseph       7/04 at 102.00           AAA       10,599,150
                 Counties, Indiana, First Mortgage Bonds, Series 1994,
                 7.200%, 7/15/21 (Pre-refunded to 7/15/04)

       10,000   Trustees of Purdue University, Indiana, Purdue University             1/12 at 100.00           AAA       10,277,000
                 Student Fee Bonds, Series O, 5.000%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        5,000   University of Kansas Hospital Authority, Health Facilities Revenue    9/09 at 100.00           AAA        5,220,750
                 Bonds (Kansas University Health System), Series 1999A,
                 5.650%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.5%

                Louisville and Jefferson County Metropolitan Sewer District,
                Kentucky, Sewer and Drainage System Revenue Bonds, 2001 Series
                A:
       12,980    5.500%, 5/15/34                                                     11/11 at 101.00           AAA       13,630,687
        5,225    5.000%, 5/15/36                                                     11/11 at 101.00           AAA        5,222,335


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.7%

        5,000   Parish of De Soto, State of Louisiana, Pollution Control Revenue      9/09 at 102.00           AAA        5,457,000
                 Refunding Bonds (Cleco Utility Group, Inc. Project),
                 Series 1999, 5.875%, 9/01/29

        8,050   Orleans Levee District (A Political Subdivision of the State         12/05 at 103.00           AAA        9,035,240
                 of Louisiana), Levee Improvement Bonds, Series 1986,
                 5.950%, 11/01/15

        3,000   Parish of St. Charles, State of Louisiana, Pollution Control Revenue 12/02 at 101.00           AAA        3,100,200
                 Bonds (Louisiana Power and Light Company Project),
                 Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax)

        3,500   Hospital Service District No. 1 of the Parish of Tangipahoa,          2/04 at 102.00           AAA        3,721,515
                 State of Louisiana, Hospital Revenue Bonds, Series 1994,
                 6.250%, 2/01/24

                                       25

                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.7%

$      22,500   Massachusetts Development Finance Authority, Revenue Bonds,           1/12 at 101.00           AAA     $ 23,223,375
                 Series 2002A, WGBH Educational Foundation, 5.375%, 1/01/42

       10,500   Massachusetts Health and Educational Facilities Authority, Revenue    1/03 at 102.00           AAA       10,745,070
                 Bonds, New England Medical Center Hospitals Issue, Series F,
                 6.625%, 7/01/25

        8,400   Massachusetts Health and Educational Facilities Authority, Revenue   10/05 at 102.00           AAA        8,979,852
                 Bonds, Berkshire Health Systems Issue, Series D, 6.000%, 10/01/13

        2,960   Massachusetts Health and Educational Facilities Authority,            1/03 at 102.00           AAA        3,028,761
                 Revenue Bonds, South Shore Hospital Issue, Series D,
                 6.500%, 7/01/22

        4,865   Massachusetts Housing Finance Agency, Housing Revenue                12/05 at 102.00           AAA        5,130,532
                 Refunding Bonds, 1995 Series A, 6.100%, 12/01/16

       34,815   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00           AAA       34,727,614
                 System Senior Revenue Bonds, 1997 Series A 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 8.0%

        6,000   City of Detroit, Michigan, General Obligation Bonds,                 10/11 at 100.00           AAA        6,397,740
                 2001 Series A-1, 5.375%, 4/01/18

        5,490   School District of the City of Detroit, Wayne County, Michigan,         No Opt. Call           AAA        6,412,485
                 School Building and Site Improvement Bonds
                 (Unlimited Tax - General Obligation), Series 2001A,
                 6.000%, 5/01/29

                City of Detroit, Michigan, Sewage Disposal System Revenue Bonds,
                Series 1999-A:
       15,825    5.750%, 7/01/26 (Pre-refunded to 1/01/10)                            1/10 at 101.00           AAA       18,236,097
       20,000    5.875%, 7/01/27 (Pre-refunded to 1/01/10)                            1/10 at 101.00           AAA       23,204,800

        1,500   City of Detroit, Michigan, Water Supply System Revenue and            7/04 at 102.00           AAA        1,498,935
                 Revenue Refunding Bonds, Series 1993, 5.000%, 7/01/23

        8,700   City of Detroit, Michigan, Water Supply System Senior Lien            7/07 at 101.00           AAA        8,690,865
                 Revenue Bonds, Series 1997-A, 5.000%, 7/01/27

        8,000   Gaylord Community Schools, Counties of Ostego and Antrim,              5/07 at 37.75           AAA        2,617,760
                 State of Michigan, 1992 School Building and Site and
                 Refunding Bonds, 0.000%, 5/01/21 (Pre-refunded to 5/01/07)

       27,000   Okemos Public School, County of Ingham, State of Michigan,             5/06 at 34.54           AAA        8,467,470
                 1991 School Building and Site Bonds, Series I, 0.000%, 5/01/21
                 (Pre-refunded to 5/01/06)

                Charter County of Wayne, Michigan, Detroit Metropolitan Wayne
                County Airport, Airport Hotel Revenue Bonds (Limited Tax-General
                Obligation), Series 2001A:
       10,000    5.250%, 12/01/25                                                    12/11 at 101.00           AAA       10,207,600
       10,000    5.000%, 12/01/30                                                    12/11 at 101.00           AAA        9,902,700

        6,850   Charter County of Wayne, Michigan, Detroit Metropolitan              12/08 at 101.00           AAA        7,167,566
                 Wayne County Airport, Airport Revenue Bonds, Series 1998A,
                 5.375%, 12/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.3%

        3,375   Minnesota Housing Finance Agency, Single Family Mortgage              1/04 at 102.00           AA+        3,490,324
                 Bonds, 1994 Series M, 6.700%, 7/01/26 (Alternative
                 Minimum Tax)

       13,020   Housing and Redevelopment Authority of the City of St. Paul,         12/11 at 102.00           Aaa       13,239,387
                 Minnesota, Multifamily Housing Revenue Bonds, GNMA
                 Collateralized Mortgage Loan - Marian Center-GEAC Project,
                 Series 2001A, 3.870%, 6/20/43


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.2%

        2,220   Missouri Housing Development Commission, Single Family                1/03 at 101.00           AAA        2,261,603
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1991 Series C, 6.900%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 2.1%

       26,000   City of Forsyth, Rosebud County, Montana, Pollution Control           3/03 at 101.00           AAA       26,615,420
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 6.800%, 3/01/22

                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.7%

                Director of the State of Nevada, Department of Business and
                Industry, Las Vegas Monorail Project Revenue Bonds, 1st Tier
                Series 2000:
$      15,000    5.625%, 1/01/34                                                      1/10 at 102.00           AAA     $ 15,777,300
       13,000    5.375%, 1/01/40                                                      1/10 at 100.00           AAA       13,293,540

        2,875   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00           Aa2        2,996,325
                 1994 Senior Series B-1, 6.700%, 10/01/17

        2,225   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00           Aa2        2,299,894
                 1994 Senior Series B-2, 6.950%, 10/01/26 (Alternative
                 Minimum Tax)

       40,285   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00           AAA       41,487,104
                 Series 2002, 5.375%, 6/01/32

       10,000   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00           AAA       10,074,900
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.125%, 6/01/27


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%

        4,950   New Hampshire Higher Educational and Health Facilities                1/03 at 102.00           AAA        5,075,037
                 Authority, Hospital Revenue Bonds, Lakes Region Hospital
                 Association Issue, Series 1993, 5.750%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 8.0%

        8,685   Long Island Power Authority, New York, Electric System General        6/08 at 101.00           AAA        9,076,780
                  Revenue Bonds, Series 1998A, 5.300%, 12/01/19

       10,000   Metropolitan Transportation Authority, New York, Dedicated Tax       11/11 at 100.00           AAA       10,032,200
                 Fund Bonds, Series 2001A, 5.000%, 11/15/31

       10,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00           AAA       10,880,800
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

       15,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00           AAA       15,324,900
                 Water and Sewer System Revenue Bonds, Fiscal 1997 Series A,
                 5.375%, 6/15/26

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1994
                Series 2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04)                            7/04 at 100.00           AAA        3,221,490
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                            7/04 at 102.00           AAA        7,049,216

        5,000   New York State Urban Development Corporation, Correctional            1/07 at 102.00           AAA        5,372,300
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27

       15,600   Port Authority of New York and New Jersey, Consolidated               1/05 at 101.00           AAA       16,907,592
                 Bonds, Ninety-Seventh Series, 6.650%, 1/15/23 (Alternative
                 Minimum Tax)

       25,000   Triborough Bridge and Tunnel Authority, New York, Subordinate        11/12 at 100.00           AAA       25,087,500
                 Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/32
                 (DD, settling 12/02/02)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.9%

       20,100   County of Lucas, Ohio, Hospital Revenue Bonds, Series 1999           11/09 at 101.00           AAA       20,698,377
                 (ProMedica Healthcare Obligated Group), 5.375%, 11/15/39

        5,645   Ohio Housing Finance Agency, Residential Mortgage Revenue             3/05 at 102.00           Aaa        5,982,684
                 Bonds, GNMA Mortgage-Backed Securities Program,
                 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Air Quality Development
                Revenue Refunding Bonds (JMG Funding Limited Partnership
                Project), Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax)                           10/04 at 102.00           AAA       14,981,175
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax)                           10/04 at 102.00           AAA        8,716,320


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.7%

       14,930   Oklahoma Housing Finance Agency, GNMA Collateralized Single             No Opt. Call           AAA       16,526,614
                 Family Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative Minimum Tax)

        5,245   Oklahoma Industries Authority, Revenue Bonds, Oklahoma Medical        2/11 at 100.00           Aaa        5,323,465
                 Research Foundation Project, Series 2001, 5.250%, 2/01/21


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.3%

        3,460   State of Oregon Housing and Community Services Department,            7/05 at 102.00           Aa2        3,615,492
                 Mortgage Revenue Bonds (Single-Family Mortgage Program),
                 1995 Series A, 6.450%, 7/01/26 (Alternative Minimum Tax)

                                       27

                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.0%

$       7,120   Lehigh County General Purpose Authority, Pennsylvania,                7/04 at 102.00           AAA     $  7,780,309
                 Hospital Revenue Bonds, Lehigh Valley Hospital, Series 1994A,
                 6.250%, 7/01/22 (Pre-refunded to 7/01/04)

        5,250   City of Philadelphia, Pennsylvania, Water and Wastewater             11/12 at 100.00           AAA        5,391,803
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/24


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.0%

        2,195   Providence Housing Development Corporation, Rhode Island,             7/04 at 102.00           AAA        2,293,599
                 Mortgage Revenue Refunding Bonds, Series 1994A (FHA-Insured
                 Mortgage Loan - Barbara Jordan Apartments Project),
                 6.750%, 7/01/25

       20,475   Rhode Island Depositors Economic Protection Corporation,              2/11 at 100.00           AAA       22,905,587
                 Special Obligation Refunding Bonds, 1992 Series B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.8%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, 1988 Refunding Series:
        9,190    0.000%, 1/01/13 (Pre-refunded to 1/01/10)                             1/10 at 79.60           AAA        5,515,470
       12,810    0.000%, 1/01/13                                                        No Opt. Call           AAA        8,196,991

       17,300   South Carolina Jobs-Economic Development Authority, Hospital          8/03 at 102.00           AAA       17,762,256
                 Revenue Bonds, South Carolina Baptist Hospital, Series 1993D,
                 5.550%, 8/01/21

                South Carolina Jobs-Economic Development Authority, Hospital
                Revenue Bonds, Oconee Memorial Hospital, Inc., Series 1995:
        3,000    6.150%, 3/01/15                                                      3/05 at 102.00           AAA        3,259,260
          600    6.150%, 3/01/25                                                      3/05 at 102.00           AAA          651,954


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.5%

        6,455   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/11 at 100.00           AAA        6,737,084
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/18 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 18.7%

       22,650   Brazos River Authority, Texas, Revenue Refunding Bonds                5/08 at 102.00           AAA       23,608,548
                 (Houston Industries Incorporated Project), Series 1998C,
                 5.125%, 5/01/19 (Optional put 5/01/08)

       11,500   Capital Area Housing Finance Corporation, Texas, Single Family        4/12 at 106.00           AAA       12,009,680
                 Mortgage Revenue Bonds, 2002 Series A-2 Refunding,
                 3.500%, 4/01/35 (Alternative Minimum Tax)

       11,460   Dallas County Utility and Reclamation District, Texas, Unlimited      2/05 at 100.00           AAA       12,150,350
                 Tax Refunding Bonds, Series 1999B, 5.875%, 2/15/29

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00           AAA       25,440,500
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09)                             8/09 at 53.84           AAA        3,760,110
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09)                             8/09 at 50.26           AAA       15,210,000
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09)                             8/09 at 46.91           AAA        2,653,997
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09)                             8/09 at 43.80           AAA        1,728,188

        6,570   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00           AAA        6,935,029
                 Bonds, Series 2001A, 5.375%, 3/01/19

        4,170   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00           AAA        4,326,667
                 Bonds, Series 2000B, 5.500%, 7/01/30

       20,000   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/12 at 100.00           AAA       19,877,800
                 Bonds, Series 2002A, 5.125%, 7/01/32 (Alternative Minimum Tax)

        8,225   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/07 at 100.00           AAA        8,279,367
                 Bonds, Series 1997 Refunding, 5.125%, 7/01/22

       17,500   City of Houston, Texas, Hotel Occupancy Tax and Special Revenue       9/11 at 100.00           AAA       17,839,325
                 Bonds (Convention Project), Series 2001B, 5.250%, 9/01/33

       12,826   Houston Housing Finance Corporation, Texas, Multifamily Housing       9/11 at 105.00           Aaa       14,370,250
                 Revenue Bonds, RRG Apartments Project, GNMA Collateralized
                 Mortgage, Series 2001, 6.350%, 3/20/42

       23,865   Jefferson County Health Facilities Development Corporation,           8/11 at 100.00           AAA       24,554,460
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital
                 of Southeast Texas, Series 2001, 5.500%, 8/15/41

        8,205   Lower Colorado River Authority, Texas, Refunding and Improvement      5/11 at 100.00           AAA        8,281,471
                 Revenue Bonds, Series 2001A, 5.000%, 5/15/21

                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Port of Houston Authority of Harris County, Texas, Unlimited Tax
                General Obligation Port Improvement Bonds, Series 2001B:
$       3,205    5.500%, 10/01/18 (Alternative Minimum Tax)                          10/11 at 100.00           AAA     $  3,353,039
        3,375    5.500%, 10/01/19 (Alternative Minimum Tax)                          10/11 at 100.00           AAA        3,518,471

        7,205   City of San Antonio, Texas, Airport System Improvement Revenue        7/11 at 101.00           AAA        7,610,425
                 Bonds, Series 2001, 5.375%, 7/01/15 (Alternative Minimum Tax)

                Tarrant County Health Facilities Development Corporation, Texas,
                Texas Health Resources System Revenue Bonds, Series 1997A:
        2,900    5.250%, 2/15/22                                                      2/08 at 102.00           AAA        2,909,338
        6,500    5.000%, 2/15/26                                                      2/08 at 101.00           AAA        6,312,280

       13,590   Texas Department of Housing and Community Affairs, Single             9/06 at 102.00           AAA       14,139,580
                 Family Mortgage Revenue Bonds, 1996 Series D,
                 6.250%, 9/01/28 (Alternative Minimum Tax)

        1,840   Ysleta Independent School District, Texas, Public Facility           11/09 at 100.00           AAA        1,876,653
                 Corporation, Lease Revenue Refunding Bonds, Series 2001,
                 5.375%, 11/15/24


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5%

        5,740   Utah Housing Finance Agency, Multifamily Housing Refunding            1/03 at 101.00            AA        5,862,606
                 Bonds, 1992 Issue A (FHA-Insured Mortgage Loans),
                 7.400%, 7/01/24

          740   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/04 at 102.00           Aaa          763,088
                 1994 Issue D (Federally Insured or Guaranteed Mortgage
                 Loans), 6.750%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

       10,000   Virginia Housing Development Authority, Commonwealth Mortgage         7/11 at 100.00           AAA       10,242,700
                  Bonds, 2001 Series H, Subseries H-1, 5.375%, 7/01/36


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.7%

        3,195   Kitsap County, Washington, Limited Tax General Obligation Bonds,      7/10 at 100.00           AAA        3,315,036
                 Series 2000, 5.500%, 7/01/25

        4,250   Public Utility District No. 1 of Snohomish County, Washington,        1/03 at 101.00           AAA        4,894,470
                 Generation System Revenue Bonds, Series 1989, 6.650%, 1/01/16

        4,345   Washington Public Power Supply System, Nuclear Project No. 1          7/07 at 102.00           AAA        4,587,972
                 Refunding Revenue Bonds, Series 1997A, 5.125%, 7/01/17

        8,500   Washington Public Power Supply System, Nuclear Project No. 3          7/03 at 102.00           AAA        8,824,785
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.8%

       10,000   County Commission of Harrison County, West Virginia,                  5/03 at 102.00           AAA       10,391,000
                 Solid Waste Disposal Revenue Bonds (West Penn Power
                 Company Harrison Station Project), Series B, 6.300%, 5/01/23
                 (Alternative Minimum Tax)

                                       29


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.9%

$       1,765   Wisconsin Housing and Economic Development Authority,                 1/03 at 101.00           AAA     $  1,802,948
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

       15,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/07 at 102.00           AAA       15,825,150
                 Bonds, Series 1997 (Marshfield Clinic Project), 5.750%, 2/15/27

       18,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/07 at 102.00           AAA       19,045,260
                 Bonds, Series 1997 (Aurora Health Care, Inc.), 5.250%, 8/15/17


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.9%

       11,200   Wyoming Community Development Authority, Housing Revenue             12/07 at 101.50           AAA       11,506,767
                 Bonds, 1997 Series 6, 5.600%, 6/01/29
------------------------------------------------------------------------------------------------------------------------------------
$   2,045,690   Total Long-Term Investments (cost $1,793,426,324) - 149.8%                                            1,922,698,119
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                     40,655,080
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.0)%                                                       (680,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,283,353,199
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                         All of the bonds in the portfolio are either covered by
                         Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust
                         containing sufficient U.S. Government or U.S. Government
                         agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.

                                       30

                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8%

$       2,450   BMC Special Care Facilities Financing Authority of the City of       12/02 at 102.00           AAA     $  2,508,065
                 Montgomery, Alabama, Revenue Bonds, Series 1992-B (Baptist
                 Medical Center), 6.700%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0%

        2,890   Alaska Housing Finance Corporation, Governmental Purpose Bonds,      12/05 at 102.00           AAA        2,964,360
                 1995 Series A, 5.875%, 12/01/24


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 37.6%

                ABAG Finance Authority for Nonprofit Corporations, Insured
                Certificates of Participation (Children's Hospital Medical
                Center of Northern California), Series 1999:
        6,750    5.875%, 12/01/19                                                    12/09 at 101.00           AAA        7,534,890
       10,000    6.000%, 12/01/29                                                    12/09 at 101.00           AAA       11,333,100

        4,755   Antioch Area Public Facilities Financing Agency, California,          8/09 at 101.00           AAA        5,058,274
                 Special Tax Bonds, Community Facilities District No. 1989-1,
                 5.700%, 8/01/22

        3,250   California Pollution Control Financing Authority, Pollution Control   4/11 at 102.00           AAA        3,441,523
                 Refunding Revenue Bonds, Pacific Gas and Electric Company,
                 1996A Remarketed, 5.350%, 12/01/16 (Alternative Minimum Tax)

       11,070   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00           AAA       11,095,682
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

          680   Housing Authority of the County of Kern, California, Guaranteed         No Opt. Call           AAA          773,187
                 Mortgage Obligations, 1994 Series A, Subseries I,
                 7.150%, 12/30/24 (Alternative Minimum Tax)

          425   Housing Authority of the County of Kern, California, Guaranteed         No Opt. Call           AAA          484,980
                 Mortgage Obligations, 1994 Series A Subseries III,
                 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,530   La Verne-Grand Terrace Housing Finance Agency, California,              No Opt. Call           AAA        8,045,708
                 Single Family Residential Mortgage Revenue Bonds,
                 1984 Series A, 10.250%, 7/01/17

        5,840   Lancaster Redevelopment Agency, California, Lancaster Residential     2/03 at 101.50           AAA        5,980,569
                 Redevelopment Project Area, Tax Allocation Refunding Bonds,
                 Issue of 1992, 6.100%, 8/01/19

       11,080   City of Lodi, California, Electric System Revenue Certificates         1/09 at 40.71           AAA        3,607,205
                 of Participation, 1999 Series B, 0.000%, 1/15/24
                 (Pre-refunded to 1/15/09)

        5,000   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call           AAA        6,752,250
                 County, California, 1995 Revenue Refunding Bonds, Project
                 No. 1, 7.400%, 8/01/25

        8,880   City of Pomona, California, Single Family Mortgage Revenue              No Opt. Call           AAA       11,711,654
                 Refunding Bonds (GNMA and FHLMC Mortgage-Backed
                 Securities), Series 1990B, 7.500%, 8/01/23

       10,305   City of San Bernardino, California, Single Family Mortgage              No Opt. Call           AAA       13,612,493
                 Revenue Refunding Bonds (GNMA Mortgage-Backed Securities),
                 Series 1990A, 7.500%, 5/01/23

       14,755   County of San Bernardino, California, Single Family                     No Opt. Call           AAA       19,049,148
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities),
                 1988 Series A, 8.300%, 9/01/14 (Alternative Minimum Tax)

        4,300   Airports Commission of the City and County of San Francisco,          5/11 at 100.00           AAA        4,368,112
                 California, San Francisco International Airport, Second Series
                 Revenue Refunding Bonds, Issue 27A, 5.125%, 5/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.6%

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00           AAA        6,510,420
                 Bonds, Series 2000A, 5.750%, 9/01/29

        1,225   Summit School District RE-1, Summit County, Colorado, General        12/04 at 100.00           AAA        1,347,708
                 Obligation Improvement Bonds, Series 1994, 6.700%, 12/01/14
                 (Pre-refunded to 12/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.8%

        4,145   City of Miami, Florida, General Obligation Bonds, Series 2002,        1/12 at 100.00           AAA        4,194,906
                 5.000%, 1/01/22

        9,985   Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B,        1/13 at 100.00           AAA       10,166,527
                 5.125%, 1/01/32 (WI, settling 11/07/02)

                                       31

                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 5.7%

$      10,000   Development Authority of Burke County, Georgia, Pollution             1/03 at 103.00           AAA     $ 10,404,300
                 Control Revenue Bonds (Oglethorpe Power Corporation
                 Vogtle Project), Series 1992, 8.000%, 1/01/15 (Pre-refunded to 1/01/03)

        6,500   The Medical Center Hospital Authority, Georgia, Revenue               8/09 at 102.00           AAA        6,771,960
                 Anticipation Certificates (Columbus Regional Healthcare
                 System, Inc. Project), Series 1999, 5.500%, 8/01/25


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 3.9%

        8,030   State of Hawaii, Airports System Revenue Bonds, Refunding             7/10 at 101.00           AAA        9,324,998
                 Series 2000B, 6.500%, 7/01/15 (Alternative Minimum Tax)

        2,250   Department of Budget and Finance of the State of Hawaii,              1/09 at 101.00           AAA        2,490,525
                 Special Purpose Revenue Bonds (Hawaii Electric Company, Inc.
                 and Subsidiaries Project), Series 1999D, 6.150%, 1/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.3%

       10,000   City of Chicago, Illinois, General Obligation Refunding Bonds,        1/10 at 101.00           AAA       10,393,700
                 Series 2000D, 5.500%, 1/01/35

        8,200   Board of Education of the City of Chicago, Illinois, General            No Opt. Call           AAA        9,792,358
                 Obligation Lease Certificates, 1992 Series A, 6.250%, 1/01/15

       23,110   Illinois Development Finance Authority, Local Government Program        No Opt. Call           Aaa       11,512,247
                 Bonds, Elgin School District No. U46, Kane, Cook and DuPage
                 Counties, Series 2002, 0.000%, 1/01/17

       10,010   Illinois Development Finance Authority, Revenue Bonds, Catholic       2/05 at 102.00           AAA       10,340,130
                 Health Partners Services, Series 1995A, 5.300%, 2/15/18

       10,150   Onterie Center Housing Finance Corporation, Mortgage Revenue          1/03 at 102.00           AAA       10,487,488
                 Refunding Bonds (An Illinois Not For Profit Corporation),
                 Series 1992A (FHA-Insured Mortgage Loan - Onterie Center
                 Project), 7.050%, 7/01/27

        3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call           AAA        4,254,613
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09

        4,000   Public Building Commission of St. Clair County, Illinois, Public     12/02 at 102.00           AAA        4,094,680
                 Building Revenue Bonds, Series 1992, 6.350%, 12/01/09
                 (Alternative Minimum Tax) (Pre-refunded to 12/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

        5,375   Indiana Health Facility Financing Authority, Hospital Revenue        11/02 at 102.00           AAA        5,505,129
                 Refunding and Improvement Bonds, Series 1992 (Community
                 Hospitals Projects), 6.400%, 5/01/12


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.1%

                Louisiana Public Facilities Authority, Hospital Revenue Bonds
                (Our Lady of Lourdes Regional Medical Center Project), Series
                1992:
        5,000    6.375%, 2/01/12 (Pre-refunded to 2/01/03)                            2/03 at 102.00           AAA        5,158,650
        4,000    6.450%, 2/01/22 (Pre-refunded to 2/01/03)                            2/03 at 102.00           AAA        4,127,680


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7%

        5,000   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00           AAA        5,068,350
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.8%

        8,335   Massachusetts Health and Educational Facilities Authority,            1/03 at 102.00           AAA        8,529,539
                 Revenue Bonds, New England Medical Center Hospitals
                 Issue, Series F, 6.625%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.4%

        2,250   City of Kalamazoo Hospital Finance Authority, Michigan,               5/06 at 102.00           AAA        2,382,120
                 Hospital Revenue Refunding and Improvement Bonds (Bronson
                 Methodist Hospital), Series 1996, 5.750%, 5/15/16

        6,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call           AAA        6,944,080
                 Bonds, 2000 Series XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax)

        3,810   Michigan State Housing Development Authority, Limited                 8/12 at 102.00           Aaa        3,933,330
                 Obligation Multifamily Housing Revenue Bonds, GNMA
                 Collateralized Program - Cranbrook Apartments, Series 2001A,
                 5.500%, 2/20/43 (Alternative Minimum Tax)

                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.2%

$       4,860   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00           AAA     $  5,283,112
                 Minnesota, Airport Revenue Bonds, Series 2001B,
                 5.750%, 1/01/15 (Alternative Minimum Tax)

        1,285   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00           AAA        1,328,073
                 1995 Series D, 5.950%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 3.4%

        7,495   Industrial Development Authority of Jefferson County,                 8/07 at 100.00           AAA       10,184,506
                 Missouri, Housing Revenue Bonds Road Apartments Project),
                 Series 1985, 11.000%, 12/15/15 (Pre-refunded to 8/15/07)


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 4.4%

       13,000   City of Forsyth, Rosebud County, Montana, Pollution Control           3/03 at 101.00           AAA       13,307,710
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 6.800%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.8%

       10,000   Clark County, Nevada, Airport System Subordinated Lien Revenue        7/11 at 100.00           AAA       10,147,500
                 Bonds, Series 2001B, 5.125%, 7/01/21

        7,990   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00           AAA        8,137,256
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.250%, 6/01/41

        5,050   Washoe County, Nevada, Gas and Water Facilities Refunding             1/03 at 102.00           AAA        5,220,185
                 Revenue Bonds, Sierra Pacific Power Company Project,
                 Series 1987 Remarketed, 6.300%, 12/01/14


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.0%

        7,645   Metropolitan Transportation Authority, New York, Transit                No Opt. Call           AAA        9,030,427
                 Facilities Revenue Bonds, Series J, 9.100%, 7/01/05


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 4.2%

        3,160   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call           AAA        3,497,930
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement            7/10 at 101.00           AAA        5,851,264
                 Revenue Bonds, Series 2000 Refunding, 5.625%, 7/01/20

        3,000   Tulsa Industrial Authority, Oklahoma, Multifamily Housing            11/05 at 103.00           Aaa        3,156,630
                 Revenue Refunding Bonds (GNMA Collateralized - Country
                 Club of Woodland Hills Development), Series 1995,
                 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.8%

        5,000   Oregon Health, Housing, Educational and Cultural Facilities           3/12 at 105.00           Aaa        5,475,150
                 Authority, Revenue Bonds, GNMA Mortgaged-Backed
                 Securities Program, Necanicum Village Assisted Living Project,
                 2001 Series A, 5.000%, 6/20/42


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.8%

        5,000   Health and Educational Facilities Board of the Metropolitan          11/09 at 101.00           AAA        5,435,750
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 6.000%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 9.5%

        5,000   Bexar County Health Facilities Development Corporation, Texas,       11/07 at 102.00           AAA        5,035,250
                 Revenue Refunding Bonds (Baptist Health System), Series A-1,
                 5.250%, 11/15/27

          580   Corpus Christi Housing Finance Corporation, Texas, Single Family      1/03 at 102.00           AAA          592,859
                 Mortgage Senior Revenue Refunding Bonds, Series 1991A,
                 7.700%, 7/01/11

       12,500   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/09 at 100.00           AAA       12,875,500
                 International Airport, Joint Revenue Refunding and Improvement
                 Bonds, Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax)

          625   City of El Paso Property Finance Authority, Inc., Texas,             12/02 at 103.00           Aaa          644,494
                 Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1992A, 8.700%, 12/01/18 (Alternative
                 Minimum Tax)

        1,600   Harris County, Texas, Toll Road Senior Lien Revenue Refunding        12/02 at 100.00           AAA        1,606,240
                 Bonds, Series 1992B, 6.625%, 8/15/17 to 12/23/02)

        7,600   City of San Antonio, Texas, Airport System Improvement                7/11 at 101.00           AAA        7,960,620
                 Revenue Bonds, Series 2001, 5.375%, 7/01/16
                 (Alternative Minimum Tax)

                                       33

                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.2%

$       3,635   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00           AAA     $  3,725,512
                 Mortgage Bonds, 2001 Series C, Subseries C-2,
                 5.450%, 7/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 15.3%

        5,000   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00           AAA        5,207,900
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax)

                Bellevue School District No. 405, King County, Washington,
                General Obligation Bonds, Series 2002:
       12,060    5.000%, 12/01/19                                                    12/12 at 100.00           AAA       12,391,288
       12,785    5.000%, 12/01/20                                                    12/12 at 100.00           AAA       13,022,801

        4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B,            10/11 at 100.00           AAA        5,019,966
                 5.625%, 4/01/17 (Alternative Minimum Tax)

        1,650   Port of Seattle, Washington, Special Facility Revenue Bonds           3/10 at 101.00           AAA        1,775,829
                 (Terminal 18 Project), Series 1999C, 6.000%, 9/01/29
                 (Alternative Minimum Tax)

        1,265   City of Tacoma, Washington, General Obligation Bonds,                12/12 at 100.00           AAA        1,311,097
                 Series 2002, 5.000%, 12/01/18

        6,990   Washington Public Power Supply System, Nuclear                        7/08 at 102.00           AAA        7,383,883
                 Project No.1 Refunding Revenue Bonds, Series 1998A,
                 5.125%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.0%

        6,000   Mason County, West Virginia, Pollution Control Revenue Bonds         12/02 at 102.00           AAA        6,142,380
                 (Appalachian Power Company Project), Series I, 6.850%, 6/01/22
------------------------------------------------------------------------------------------------------------------------------------
$     425,990   Total Long-Term Investments (cost $413,311,346) - 147.1%                                                442,807,750
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 6.4%                                                                     19,313,571
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.5)%                                                       (161,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $301,121,321
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                         All of the bonds in the portfolio are either covered by
                         Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust
                         containing sufficient U.S. Government or U.S. Government
                         agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       34

                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.8%

                Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D:
$       5,000    5.700%, 2/01/20                                                      2/07 at 101.00           AAA     $  5,265,800
        8,800    5.750%, 2/01/22                                                      2/07 at 101.00           AAA        9,522,216

        2,500   City of Mobile, Alabama, General Obligation Refunding Warrants,       2/06 at 102.00           AAA        2,814,575
                 Series 1996, 5.750%, 2/15/16 (Pre-refunded to 2/15/06)

        2,000   City of Scottsboro, Alabama, General Obligation School Warrants,      7/06 at 102.00           AAA        2,217,640
                 Series 1996- B, 5.750%, 7/01/14


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.5%

        2,350   Alaska Housing Finance Corporation, Mortgage Revenue Bonds,           6/06 at 102.00           AAA        2,482,094
                 1996 Series A, 6.050%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.9%

        4,500   Salt River Project Agricultural Improvement and Power District,       1/13 at 100.00           AAA        4,501,485
                 Arizona, Salt River Project Electric System Revenue Bonds,
                 Series 2002B, 5.000%, 1/01/31 (DD, settling 11/01/02)

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 7.7%

        6,450   California Housing Finance Agency, Multi-Unit Rental Housing          2/03 at 102.00           Aa2        6,603,123
                 Revenue Bonds, Series 1992A-II, 6.625%, 2/01/24
                 (Alternative Minimum Tax)

       31,200   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 24.23           AAA        5,117,424
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/34

        6,850   County of Orange, California, 1996 Recovery Certificates of           7/06 at 102.00           AAA        7,759,954
                 Participation, Series A, 6.000%, 7/01/26

       13,000   Sacramento City Financing Authority, California, Capital             12/09 at 102.00           AAA       14,475,630
                 Improvement Revenue Bonds, Series 1999 Solid Waste and
                 Redevelopment Projects, 5.800%, 12/01/19

                San Leandro Housing Finance Corporation, California, Mortgage
                Revenue Refunding Bonds, Series 1993A (FHA-Insured Mortgage Loan
                - Ashland Village Apartments Section 8 Assisted Project):
        1,270    6.550%, 1/01/12                                                      1/03 at 101.00           AAA        1,297,292
        5,100    6.650%, 1/01/25                                                      1/03 at 101.00           AAA        5,193,024


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.8%

                Colorado Health Facilities Authority, Hospital Revenue Bonds
                (Poudre Valley Health Care, Inc.), Series 1999A:
        2,480    5.625%, 12/01/19                                                    12/09 at 101.00           Aaa        2,631,826
        3,500    5.750%, 12/01/23                                                    12/09 at 101.00           Aaa        3,719,240

       12,955   City and County of Denver, Colorado, Airport System Revenue          11/05 at 102.00           AAA       13,568,419
                 Bonds, Series 1995A, 5.600%, 11/15/20


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.7%

        3,540   District of Columbia Housing Finance Agency, Collateralized           6/03 at 102.00           AAA        3,612,181
                 Single Family Mortgage Revenue Bonds, Series 1990C-4,
                 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.6%

        3,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00           AAA        3,063,810
                 Series 2002, South Georgia Medical Center Project Revenue
                 Certificates, 5.200%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 8.2%

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax)                            7/10 at 101.00           AAA        6,859,883
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax)                            7/10 at 101.00           AAA       11,082,130

       24,000   Department of Budget and Finance of the State of Hawaii,              7/10 at 101.00           AAA       25,311,360
                 Special Purpose Revenue Bonds, Hawaiian Electric Company,
                 Inc. and Subsidiary Projects), Refunding Series 2000,
                 5.700%, 7/01/20 (Alternative Minimum Tax)

                                       35

                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.4%

$       1,790   Idaho Housing and Finance Association, Single Family Mortgage         1/08 at 101.50           AAA     $  1,881,290
                 Bonds, 1998 Series E, 5.450%, 7/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 18.8%

        2,500   City of Aurora, Kane, DuPage, Kendall and Will Counties, Illinois,    1/05 at 100.00           AAA        2,700,650
                 General Obligation Corporate Purpose Bonds, Series 1996,
                 5.800%, 1/01/14 (Pre-refunded to 1/01/05)

        1,500   City of Chicago, Illinois, General Obligation Bonds, Series 1995,     7/05 at 102.00           AAA        1,685,985
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

       25,585   City of Chicago, Illinois, General Obligation Bonds, Project and      1/06 at 102.00           AAA       25,677,618
                 Refunding Series 1996B, 5.125%, 1/01/25

        8,370   City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,      1/07 at 101.00           AAA        9,049,811
                 Series 1996A, 5.625%, 1/01/17

                City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,
                1994 Series A:
          280    6.100%, 1/01/08 (Alternative Minimum Tax)                            1/04 at 102.00           AAA          292,838
          710    6.250%, 1/01/14 (Alternative Minimum Tax)                            1/04 at 102.00           AAA          752,103

        8,235   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/05 at 102.00           AAA        8,983,314
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/15

       10,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/10 at 101.00           AAA       10,487,600
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax)

        4,115   Chicago Park District, Illinois, General Obligation Limited Tax Park  7/11 at 100.00           AAA        4,430,291
                 Bonds, Series 2001C, 5.500%, 1/01/18

        9,680   Illinois Educational Facilities Authority, Chicago, Columbia College  6/08 at 100.00           AAA        9,804,194
                 Revenue Bonds, Series 1998, 5.000%, 12/01/20

        1,950   Illinois Health Facilities Authority, Health Facilities Refunding       No Opt. Call           AAA        2,367,827
                 Revenue Bonds (SSM Health Care), Series 1992AA,
                 6.550%, 6/01/14

                Illinois Health Facilities Authority, Revenue Bonds (Lutheran
                General Health System), Series 1993A:
        4,355    6.125%, 4/01/12                                                        No Opt. Call           AAA        4,972,931
        5,000    6.250%, 4/01/18                                                        No Opt. Call           AAA        5,997,350

        2,815   Illinois Housing Development Authority, Housing Development           1/04 at 102.00            A+        2,901,533
                 Bonds, 1993 Series A, 6.000%, 7/01/18

        1,770   Illinois Health Facilities Authority, Revenue Bonds, Series 1991      1/03 at 101.00           AAA        1,802,391
                 (Elmhurst Memorial Hospital), 6.625%, 1/01/22

        6,335   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/03 at 102.00           AAA        6,651,497
                 Place Expansion Project Bonds, Series 1992A,
                 6.500%, 6/15/22 (Pre-refunded to 6/15/03)

        1,275   City of Peoria, City of Moline and City of Freeport, Illinois,       10/05 at 105.00           AAA        1,380,098
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.6%

        1,000   Fort Wayne South Side School Building Corporation, Allen              1/04 at 102.00           AAA        1,071,980
                 County, Indiana, First Mortgage Bonds, Series 1994,
                 6.125%, 1/15/12 (Pre-refunded to 1/15/04)

        2,220   Indiana Municipal Power Agency, Power Supply System Revenue           1/03 at 102.00           AAA        2,280,251
                 Bonds, 1993 Series A, 6.125%, 1/01/19

        5,285   Logansport School Building Corporation, Indiana, First Mortgage       7/11 at 100.00           AAA        5,344,509
                 Bonds, Series 2001, 5.125%, 1/15/22


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.2%

          400   City of Olathe, Kansas and Labette County, Kansas, Collateralized     2/05 at 105.00           Aaa          431,248
                 Single Family Mortgage Refunding Revenue Bonds, Series A-I,
                 8.100%, 8/01/23 (Alternative Minimum Tax)

          815   Sedgwick County and Shawnee County, Kansas, Collateralized           11/04 at 105.00           Aaa          880,265
                 Single Family Mortgage Refunding  Revenue Bonds, Series A-II,
                 8.050%, 5/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

       23,340   Kentucky Economic Development Finance Authority, Health System          No Opt. Call           AAA        5,681,423
                 Revenue Bonds, Norton Healthcare Inc., Series 2000B,
                 0.000%, 10/01/28

                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.4%

$       5,000   Massachusetts Housing Finance Agency, Housing Project Revenue         4/03 at 102.00           AAA     $  5,124,550
                 Bonds, Series 1993A Refunding, 6.150%, 10/01/15

        5,630   Massachusetts Housing Finance Agency, Single Family Housing           6/06 at 102.00           AAA        5,897,763
                 Revenue Bonds, Series 48, 6.350%, 6/01/26 (Alternative
                 Minimum Tax)

        4,265   Massachusetts Housing Finance Agency, Single Family Housing           6/07 at 102.00           AAA        4,456,797
                 Revenue Bonds, Series 53, 6.150%, 12/01/29 (Alternative
                 Minimum Tax)

        2,550   Massachusetts Housing Finance Agency, Rental Housing Mortgage         1/03 at 100.00           AAA        2,551,199
                 Revenue Bonds, Series 2001A, 6.000%, 1/01/43 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.7%

        4,705   Board of Control of Grand Valley State University, Michigan,         12/10 at 100.00           AAA        4,885,202
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20

        9,250   Michigan Public Power Agency, Belle River Project Refunding           1/03 at 102.00           AAA        9,460,068
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18

       10,000   Michigan State Housing Development Authority, Rental Housing          4/07 at 102.00           AAA       10,531,500
                 Revenue Bonds, 1997 Series A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax)

       10,000   County of Monroe, Michigan, Pollution Control Revenue Bonds           9/03 at 102.00           AAA       10,523,500
                 (The Detroit Edison Company Project), Series CC-1992,
                 6.550%, 9/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.5%

        7,775   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00           AAA        8,035,618
                 1995 Series D, 5.950%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.6%

        1,000   Industrial Development Authority of the City of Hazelwood,            9/06 at 102.00           AAA        1,057,010
                 Missouri, Multifamily Housing Revenue Refunding Bonds
                 (GNMA Collateralized - The Lakes Apartments Project),
                 Series 1996, 6.000%, 9/20/16

        4,500   Land Clearance for Redevelopment Authority of Kansas City,           12/05 at 102.00           AAA        4,954,005
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A,
                 5.900%, 12/01/18

        1,000   Kansas City Municipal Assistance Corporation, Missouri,               1/06 at 101.00           AAA        1,090,530
                 Leasehold Revenue Bonds, Capital Improvement Series 1996B,
                 5.750%, 1/15/14

        1,030   Missouri Housing Development Commission, Multifamily Housing         12/06 at 102.00           AAA        1,093,057
                 Revenue Bonds (Brookstone Village Apartments Project),
                 1996 Series A, 6.000%, 12/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.9%

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds           12/02 at 102.00           AAA        5,173,500
                 (Nevada Power Company Project), Series 1992A, 6.700%, 6/01/22
                 (Alternative Minimum Tax)

        5,000   Clarke County, Nevada, Industrial Development Revenue Bonds,          7/10 at 102.00           AAA        5,414,800
                 Series 2000C (Southwest Gas Corporation), 5.950%, 12/01/38
                 (Alternative Minimum Tax)

        5,500   Director of the State of Nevada, Department of Business and           1/10 at 102.00           AAA        5,789,135
                 Industry, Revenue Bonds (Las Vegas Monorail Project), 1st Tier
                 Series 2000, 5.625%, 1/01/32

                Las Vegas Convention and Visitors Authority, Nevada, Revenue
                Bonds, Series 1999:
        2,695    5.750%, 7/01/15                                                      7/09 at 101.00           AAA        3,025,272
        6,035    5.750%, 7/01/16                                                      7/09 at 101.00           AAA        6,774,589
        6,500    5.750%, 7/01/17                                                      7/09 at 101.00           AAA        7,175,285
        3,535    7/01/18                                                              7/09 at 101.00           AAA        3,880,546
        4,000    6.000%, 7/01/19                                                      7/09 at 101.00           AAA        4,495,800


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 17.1%

        4,090   Metropolitan Transportation Authority, New York, Commuter               No Opt. Call           AAA        5,035,240
                 Facilities Revenue Bonds, Series 1994A, 8.000%, 7/01/07

        4,985   Metropolitan Transportation Authority, New York, Transit                No Opt. Call           AAA        6,137,083
                 Facilities Revenue Bonds, Series O, 8.000%, 7/01/07

                County of Nassau, New York, General Improvement Bonds, Series E:
        1,755    6.000%, 3/01/16                                                      3/10 at 100.00           AAA        1,971,918
        2,740    6.000%, 3/01/18                                                      3/10 at 100.00           AAA        3,069,430

                                       37


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       2,265   County of Nassau, New York, General Obligations, Serial               3/10 at 100.00           AAA     $  2,754,874
                 General Improvement Bonds, Series F, 7.000%, 3/01/14

        7,500   Nassau Health Care Corporation, Nassau County, New York,              8/09 at 102.00           AAA        8,171,700
                 Health System Revenue Bonds (Guaranteed), Series 1999,
                 5.750%, 8/01/29

        4,000   City of New York, New York, General Obligation Bonds,                   No Opt. Call           AAA        4,605,960
                 Fiscal 1995 Series E, 8.000%, 8/01/05

        7,900   City of New York, New York, General Obligation Bonds,                 3/06 at 101.50           AAA        8,636,675
                 Fiscal 1996 Series I, 5.875%, 3/15/18

        7,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00           AAA        7,617,190
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/31

                Dormitory Authority of the State of New York, New Island
                Hospital Insured Revenue Bonds, Series 1999B:
        3,400    5.750%, 7/01/19                                                      7/09 at 101.00           AAA        3,682,812
        5,750    6.000%, 7/01/24                                                      7/09 at 101.00           AAA        6,223,915

       10,000   New York State Housing Finance Agency, Housing Project                5/06 at 102.00           AAA       10,937,600
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        6,095   New York State Medical Care Facilities Finance Agency, Mental         2/05 at 102.00           AAA        6,755,515
                 Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 8/15/15 (Pre-refunded to 2/15/05)

                New York State Medical Care Facilities Finance Agency, New York,
                Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05)                            2/05 at 102.00           AAA        3,375,210
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05)                            2/05 at 102.00           AAA        2,815,450

                New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 7:
        3,505    5.700%, 1/01/27                                                      1/07 at 102.00           AAA        3,765,982
        5,000    5.700%, 1/01/27                                                      1/07 at 102.00           AAA        5,364,750


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.7%

       10,715   City of Fargo, North Dakota, Health System Revenue Bonds,             6/10 at 101.00           AAA       11,231,142
                 MertiCare Obligated Group, Series 2000A, 5.600%, 6/01/21

        8,000   State of North Dakota, Student Loan Revenue Bonds,                   12/10 at 100.00           AAA        8,262,480
                 Series 2000B, 5.850%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.0%

                Oklahoma City, Oklahoma, Airport Trust Junior Lien Bonds,
                Twenty Seventh Series 2000A:
        1,320    5.125%, 7/01/20                                                      7/10 at 100.00           AAA        1,346,057
        4,040    5.250%, 7/01/21                                                      7/10 at 100.00           AAA        4,140,879


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.6%

                City of Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, 2000 Series A:
        4,405    5.700%, 6/15/17                                                      6/10 at 101.00           Aaa        4,818,497
        3,665    5.750%, 6/15/18                                                      6/10 at 101.00           Aaa        4,007,311
        4,265    5.750%, 6/15/19                                                      6/10 at 101.00           Aaa        4,645,992
        1,375    5.750%, 6/15/20                                                      6/10 at 101.00           Aaa        1,494,116

                Housing Authority of Portland, Oregon, Multifamily Housing
                Revenue Bonds, Series 2000, Lovejoy Station Apartments Project:
        1,500    5.900%, 7/01/23 (Alternative Minimum Tax)                            7/10 at 100.00           Aaa        1,568,850
        2,520    6.000%, 7/01/33 (Alternative Minimum Tax)                            7/10 at 100.00           Aaa        2,631,359


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.7%

       12,620   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00           AAA       14,459,996
                 Health System Insured Revenue Bonds, Series 2000A,
                 West Penn Allegheny Health System, 6.500%, 11/15/30

        3,015   Allegheny County Residential Finance Authority, Pennsylvania,        11/06 at 102.00           Aaa        3,181,398
                 Single Family Mortgage Revenue Bonds, 1996 Series AA,
                 6.450%, 5/01/28 (Alternative Minimum Tax)

        9,485   Berks County Municipal Authority, Pennsylvania, Hospital             11/09 at 102.00           AAA       11,261,066
                 Revenue Bonds (The Reading Hospital and Medical Center
                 Project), Series of 1999, 6.000%, 11/01/19 (Pre-refunded
                 to 11/01/09)

        1,000   Luzerne County Industrial Development Authority, Pennsylvania,       12/04 at 102.00           AAA        1,116,410
                 Exempt Facilities Revenue Refunding Bonds, 1994 Series A
                 (Pennsylvania Gas and Water Company Project),
                 7.000%, 12/01/17 (Alternative Minimum Tax)

                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.3%

$       6,500   Piedmont Municipal Power Agency, South Carolina, Electric             1/03 at 102.00           AAA     $  6,679,985
                 Revenue Bonds, 1992 Refunding Series, 6.300%, 1/01/22
                 (Pre-refunded to 1/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.7%

                Brazos River Authority, Texas, Revenue Refunding Bonds
                (Houston Industries Incorporated Project), Series 1998C:
       10,000    5.125%, 5/01/19                                                      5/08 at 102.00           AAA       10,423,200
        9,000    5.125%, 11/01/20 (Optional put 11/01/08)                            11/08 at 102.00           AAA        9,172,620

                Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth
                International Airport, Joint Revenue Refunding and Improvement
                Bonds, Series 2001A:
        3,000    5.750%, 11/01/13 (Alternative Minimum Tax)                          11/11 at 100.00           AAA        3,323,010
       12,500    5.500%, 11/01/35 (Alternative Minimum Tax)                          11/09 at 100.00           AAA       12,875,500

        3,895   City of Denton, Texas, Utility System Revenue Bonds,                 12/10 at 100.00           AAA        4,201,614
                 Series 2000A, 5.625%, 12/01/19

        7,210   City of Houston, Texas, Water and Sewer System Junior Lien           12/07 at 101.00           AAA        7,357,012
                 Revenue Bonds, Series 1997A Refunding, 5.250%, 12/01/22

        4,176   Panhandle Regional Housing Finance Corporation, Texas,                7/12 at 105.00           Aaa        4,812,047
                 Multifamily Housing Revenue Bonds, Ginnie Mae Collateralized
                 Mortgage - Renaissance of Amarillo Apartments, Series 2001A,
                 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds (Cook Children's Medical Center Project),
                Series 2000A:
        6,725    5.750%, 12/01/17                                                    12/10 at 101.00           AAA        7,305,031
        7,500    5.750%, 12/01/24                                                    12/10 at 101.00           AAA        7,959,675

       10,627   Tarrant County Housing Finance Corporation, Texas, Multifamily       10/11 at 105.00           Aaa       12,166,002
                 Housing Revenue Bonds, Series 2001, GNMA Collateralized
                 Mortgage Loan - Legacy Senior Residence Apartments
                 Project, 6.625%, 4/20/42

                State of Texas, General Obligation Bonds, Veterans Housing
                Assistance Program Fund, Series 1993:
        1,315    6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102.00           Aa1        1,374,911
        6,585    6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102.00           AAA        6,912,735


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.6%

                Intermountain Power Agency, Utah, Power Supply Revenue
                Refunding Bonds, 1993 Series A:
        4,970    5.500%, 7/01/20                                                      7/03 at 102.00           AAA        5,180,032
        4,595    5.500%, 7/01/20                                                      7/03 at 102.00           AAA        4,692,138

        3,600   Utah State Board of Regents, Student Loan Revenue Bonds,             11/03 at 102.00           Aaa        3,714,804
                 Series 1993B, 5.900%, 11/01/13 (Alternative Minimum Tax)

        5,525   Utah Transit Authority, Sales Tax Revenue Bonds,                     12/12 at 100.00           AAA        5,539,918
                 Series 2002A, 5.000%, 6/15/24


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.3%

        1,320   Vermont Educational and Health Buildings Financing Agency,           12/10 at 101.00           AAA        1,445,638
                 Hospital Revenue Bonds (Fletcher Allen Health Care Project),
                 Series 2000A, 6.000%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

        2,250   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00           AAA        2,395,755
                 Bonds, Series 1997B, 6.050%, 5/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 12.4%

       10,000   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00           AAA       10,415,800
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax)

        1,370   Sedro-Wooley School District No. 101, Clark County, Washington,      12/12 at 100.00           Aaa        1,371,548
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/22
                 (WI, settling 12/02/02)

        5,230   Public Utility District No. 1 of Douglas County, Washington,          9/09 at 102.00           AAA        5,836,419
                 Wells Hydro-Electric Revenue Bonds, Series 1999A,
                 6.125%, 9/01/29 (Alternative Minimum Tax)

        3,485   Public Utility District No. 2 of Grant County, Washington,            1/06 at 102.00           AAA        3,724,873
                 Priest Rapids Hydroelectric Development Revenue Bonds,
                 Second Series B of 1996, 5.900%, 1/01/21 (Alternative
                 Minimum Tax)

        2,500   City of Tacoma, Washington, Sewer Revenue Bonds,                     12/05 at 100.00           AAA        2,821,025
                 1995 Series B, 6.375%, 12/01/15 (Pre-refunded to 12/01/05)

                                       39


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       8,100   Washington Health Care Facilities Authority, Seattle, Revenue         2/03 at 102.00           AAA     $  8,351,829
                 Bonds, Series 1992 (Virginia Mason Obligated Group),
                 6.300%, 2/15/17

                Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993B:
           10    5.600%, 7/01/15 (Pre-refunded to 7/01/03)                            7/03 at 102.00           AAA           10,462
        3,740    5.600%, 7/01/15                                                      7/03 at 102.00           AAA        3,888,927

       10,455   Washington Public Power Supply System, Nuclear Project No. 1          7/03 at 102.00           AAA       10,879,682
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17

       10,500   Washington Public Power Supply System, Nuclear Project No. 1          7/06 at 102.00           AAA       11,716,425
                 Refunding Revenue Bonds, Series 1996-A, 5.750%, 7/01/11

        6,295   Washington Public Power Supply System, Nuclear Project No. 3          7/03 at 102.00           AAA        6,535,532
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 4.2%

       20,000   County Commission of Pleasants County, West Virginia, Pollution       5/05 at 102.00           AAA       22,099,400
                 Control Revenue Bonds (Monongahela Power Company
                 Pleasants Station Project), 1995 Series C, 6.150%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.4%

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding               No Opt. Call           AAA        7,949,760
                 Bonds, Series 1996, Northern States Power Company Project,
                 6.000%, 11/01/21 (Alternative Minimum Tax)

       12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds,                  12/10 at 100.00           Aaa       13,435,185
                 Series 2000A, 5.750%, 12/01/25 (Alternative Minimum Tax)

        6,250   Wisconsin Health and Educational Facilities Authority, Revenue        8/06 at 102.00           AAA        6,623,374
                 Bonds, Series 1996 (Sinai Samaritan Medical Center, Inc.
                 Project), 5.750%, 8/15/16

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/05 at 102.00           AAA        5,545,350
                 Bonds, Series 1995 (Mercy Health System Corporation),
                 6.125%, 8/15/13
------------------------------------------------------------------------------------------------------------------------------------
$     761,783   Total Long-Term Investments (cost $715,711,108) - 145.9%                                                769,821,904
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.0%                                                                     26,877,751
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                       (268,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $527,799,655
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                         All of the bonds in the portfolio are either covered by
                         Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust
                         containing sufficient U.S. Government or U.S. Government
                         agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       40

                            Nuveen Insured Dividend Advantage Municipal Fund (NVG)
                            Portfolio of
                                    INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.7%

$       5,310   Athens, Alabama, Water and Sewer Revenue Warrants,                    5/12 at 101.00           AAA     $  5,467,760
                 Series 2002, 5.300%, 5/01/32

       10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/09 at 101.00           AAA       11,277,400
                 Warrants, Series 1999-A, 5.375%, 2/01/36 (Pre-refunded
                 to 2/01/09)


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.3%

       15,000   State of Alaska, International Airport System Revenue Bonds,         10/12 at 100.00           AAA       15,237,000
                 Series 2002B, 5.250%, 10/01/27


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1%

        5,000   City of Phoenix Civic Improvement Corporation, Arizona, Airport       7/12 at 100.00           AAA        5,073,450
                 Revenue Bonds, Series 2002B Senior Lien, 5.250%, 7/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 11.0%

       10,000   State of California, General Obligation Veterans Welfare Bonds,      12/08 at 101.00           AA-       10,358,100
                  Series 1997BH, 5.400%, 12/01/14 (Alternative Minimum Tax)

        3,200   State of California, General Obligation Various Purpose Bonds,        9/10 at 100.00           AAA        3,383,808
                 5.250%, 9/01/17

                State of California, General Obligation Bonds, Series 2002
                Refunding:
       10,000    5.000%, 2/01/23                                                        No Opt. Call           AAA       10,061,800
        5,000    5.000%, 4/01/27                                                      4/12 at 100.00           AAA        5,019,550

        3,000   State of California, Veterans General Obligation Bonds,               6/07 at 101.00           AAA        3,035,580
                 2001 Series BZ, 5.375%, 12/01/24 (Alternative Minimum Tax)

        7,935   City of Los Angeles, California, Certificates of Participation,       4/12 at 100.00           AAA        8,185,111
                 Real Property Acquisition Program, Series 2002, 5.300%, 4/01/32

        7,500   Northern California Power Agency, Hydroelectric Project Number        7/08 at 101.00           AAA        7,632,225
                 One Revenue Bonds, 1998 Refunding Series A, 5.200%, 7/01/32

        2,320   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00           AAA        2,463,167
                 Revenue Bonds, Series 2001P, 5.250%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 13.2%

       11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00           AAA       11,671,224
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21
                 (Alternative Minimum Tax)

       10,000   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00           AAA       10,356,800
                 Series 2002A, 5.500%, 10/01/41

        8,155   Lee County, Florida, Solid Waste System Revenue Bonds,               10/11 at 100.00           Aaa        8,869,215
                 Series 2001 Refunding, 5.625%, 10/01/13 (Alternative
                 Minimum Tax)

                Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                International Airport, Series 2002:
        7,165    5.625%, 10/01/15 (Alternative Minimum Tax)                          10/12 at 100.00           AAA        7,776,318
        5,600    5.750%, 10/01/16 (Alternative Minimum Tax)                          10/12 at 100.00           AAA        6,110,272
       10,000    5.125%, 10/01/21 (Alternative Minimum Tax)                          10/12 at 100.00           AAA       10,015,000
        2,000    5.250%, 10/01/22 (Alternative Minimum Tax)                          10/12 at 100.00           AAA        2,020,700

        3,370   School Board of Osceola County, Florida, Certificates of              6/12 at 101.00           Aaa        3,512,484
                 Participation, Series 2002A, 5.125%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

        1,700   Georgia Housing and Finance Agency, Single Family Mortgage           12/11 at 100.00           AAA        1,743,894
                 Bonds, 2002 Series B-2,  5.500%, 6/01/32 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 22.4%

       19,185   Village of Bolingbrook, Illinois, General Obligation Bonds,           1/12 at 100.00           AAA       19,743,092
                 Series 2002A, 5.375%, 1/01/38

        5,000   City of Chicago, Illinois, General Obligation Bonds, Project and      1/11 at 101.00           AAA        5,213,400
                 Refunding Series 2001A, 5.500%, 1/01/38

                                       41


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                City of Chicago, Illinois, Chicago-O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001C:
$       4,250    5.500%, 1/01/16 (Alternative Minimum Tax)                            1/11 at 101.00           AAA     $  4,492,463
        4,485    5.500%, 1/01/17 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        4,706,828
        4,730    5.500%, 1/01/18 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        4,935,424
        2,930    5.500%, 1/01/19 (Alternative Minimum Tax)                            1/11 at 101.00           AAA        3,046,292

        3,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/12 at 100.00           AAA        3,237,990
                 General Airport Third Lien Revenue Refunding Bonds,
                 Series 2002A, 5.750%, 1/01/17 (Alternative Minimum Tax)

       12,765   City of Chicago, Illinois, Skyway Toll Bridge Revenue Bonds,          1/07 at 102.00           AAA       13,218,923
                 Series 1996, 5.500%, 1/01/23

        4,000   Town of Cicero, Cook County, Illinois, General Obligation Corporate  12/12 at 101.00           AAA        4,038,840
                 Purpose Bonds, Series 2002, 5.000%, 12/01/21

       29,740   Illinois Educational Facilities Authority, Revenue Bonds, University  7/08 at 101.00           AAA       29,891,377
                 of Chicago, Series 1998A, 5.125%, 7/01/38

        5,000   State of Illinois, General Obligation Bonds (Illinois FIRST),         4/12 at 100.00           AAA        5,132,450
                 Series 2002, 5.250%, 4/01/23

        2,700   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00           AAA        2,741,067
                 Infrastructure Projects, Series 2001A, 5.000%, 8/15/20

        4,460   Will County School District No. 086, Joliet, Illinois, General          No Opt. Call           AAA        1,860,400
                 Obligation Bonds, Series 2002, 0.000%, 11/01/19


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 13.3%

                Indiana Bond Bank, Special Program Bonds, 2002 Series D,
                Hendricks County Redevelopment District:
        2,500    5.375%, 4/01/23                                                      4/12 at 100.00           AAA        2,580,050
        7,075    5.250%, 4/01/26                                                      4/12 at 100.00           AAA        7,214,236
        7,000    5.250%, 4/01/30                                                      4/12 at 100.00           AAA        7,127,190

       10,000   Indiana Health Facility Financing Authority, Hospital Revenue         7/12 at 100.00           AAA       10,105,000
                 Bonds, Marion General Hospital Project, Series 2002,
                 5.250%, 7/01/32

       25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00           AAA       25,482,250
                 Series 2002A, Waterworks Project, 5.250%, 7/01/33

                New Albany-Floyd County School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2002:
        1,500    5.750%, 7/15/17                                                      7/12 at 100.00           AAA        1,666,590
        3,810    5.750%, 7/15/20                                                      7/12 at 100.00           AAA        4,166,768

                Northern Wells Community School Building Corporation, Wells
                County, Indiana, First Mortgage Bonds, Series 2001:
          420    5.250%, 1/15/19                                                      7/12 at 100.00           AAA          439,975
          430    5.250%, 7/15/19                                                      7/12 at 100.00           AAA          450,451
        1,675    5.400%, 7/15/23                                                      7/12 at 100.00           AAA        1,734,362


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.7%

        3,085   City of New Orleans, Louisiana, General Obligation Bonds,             9/12 at 100.00           AAA        3,154,628
                 Series 2002 Refunding, 5.125%, 9/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.9%

       17,430   Massachusetts Development Finance Authority, Revenue Bonds,             No Opt. Call           AAA       19,971,294
                 Series 2002A, WGBH Educational Foundation, 5.750%, 1/01/42

       11,005   Massachusetts Housing Finance Agency, Rental Housing Mortgage         7/12 at 100.00           AAA       11,396,998
                 Revenue Bonds, 2002 Series C, 5.600%, 1/01/45 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.7%

        3,400   Bemidji, Minnesota, Health Care Facilities First Mortgage             9/12 at 100.00            AA        3,306,160
                 Revenue Bonds, North Country Health Services, Series 2002,
                 5.000%, 9/01/31 (DD, settling 11/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.0%

        8,735   City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A,     7/11 at 100.00           AAA        8,926,471
                 Airport Development Program, 5.250%, 7/01/31

                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.1%

$       9,810   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00           AAA     $  9,932,821
                 Series 2002C, 5.000%, 6/15/21

        8,750   Truckee Meadows Water Authority, Nevada, Water Revenue                7/11 at 100.00           AAA        8,922,025
                 Bonds, Series 2001A, 5.250%, 7/01/34


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.6%

       20,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00           AAA       20,085,800
                 Revenue Bonds, Series 2002A Refunding, 5.000%, 11/15/30

       10,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00           AAA       10,032,200
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/32


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 4.0%

                State of Oregon, General Obligation Veterans Welfare Bonds,
                2002 Series 82:
       11,375    5.375%, 12/01/31                                                    12/11 at 100.00            AA       11,666,200
        6,500    5.500%, 12/01/42                                                    12/11 at 100.00            AA        6,703,515


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        4,500   County of Allegheny, Pennsylvania, Airport Revenue Refunding            No Opt. Call           AAA        5,070,060
                 Bonds, Series 1997A (Pittsburgh International Airport),
                 5.750%, 1/01/13 (Alternative Minimum Tax)

        5,000   Pennsylvania Higher Educational Facilities Authority, University      7/08 at 100.00           AAA        5,148,600
                 of Pennsylvania Revenue Bonds, Series 1998, 5.500%, 7/15/38


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 8.0%

       10,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00           AAA       10,087,200
                 Revenue Bonds, 2002 Series A, Memphis Arena Project,
                 5.125%, 11/01/28

       11,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00           AAA       11,095,920
                 Revenue Bonds, 2002 Series B, Memphis Arena Project,
                 5.125%, 11/01/29

       15,195   Tennessee State School Bond Authority, Higher Educational             5/12 at 100.00           AAA       15,585,815
                 Facilities Bonds, Second Program, Series 2002A,
                 5.250%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 26.3%

        7,165   Arlington Independent School District, Tarrrant County, Texas,        2/08 at 100.00           Aaa        7,048,425
                 General Obligation Bonds, Series 1998 Refunding,
                 4.750%, 2/15/21

        3,500   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/11 at 100.00           AAA        3,876,845
                 International Airport, Joint Revenue Refunding and Improvement
                 Bonds, Series 2001A, 5.750%, 11/01/13 (Alternative Minimum Tax)

       10,000   Gainesville Hospital District, Texas, General Obligation Limited      8/11 at 100.00           AAA       10,291,200
                 Tax Bonds, Series 2002, 5.375%, 8/15/32

        3,645   Galveston, Texas, General Obligation Bonds, Series 2001A                No Opt. Call           AAA        3,757,120
                 Refunding, 5.250%, 5/01/21

       13,000   Houston Area Water Corporation, Texas, City of Houston Contract       3/12 at 100.00           AAA       13,075,790
                 Revenue Bonds, Northeast Water Purification Plant Project,
                 Series 2002, 5.125%, 3/01/32

        2,500   Houston Higher Education Finance Corporation, Texas, Revenue         11/09 at 101.00           AAA        2,570,550
                 Bonds, Rice University Project, Series 1999A, 5.375%, 11/15/29

        9,145   State of Texas, General Obligation Bonds, Veterans Housing            6/12 at 100.00           Aa1        9,271,750
                 Assistance Program Fund II, 2002 Series A-1, 5.250%, 12/01/22
                 (Alternative Minimum Tax)

        7,500   Texas Department of Housing and Community Affairs, Residential        7/11 at 100.00           AAA        7,564,650
                 Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                 (Alternative Minimum Tax)

                Texas Public Finance Authority, Revenue Financing System Bonds,
                Series 2002, Texas Southern University:
        3,520    5.125%, 11/01/20                                                     5/12 at 100.00           Aaa        3,616,448
        3,520    5.125%, 11/01/21                                                     5/12 at 100.00           Aaa        3,589,485

        8,910   Texas Department of Housing and Community Affairs, Single             3/12 at 100.00           AAA        9,103,258
                 Family Mortgage Bonds, 2002 Series B, 5.550%, 9/1/33
                 (Alternative Minimum Tax)

                Texas Student Housing Authority, Austin, Texas, Student Housing
                Revenue Bonds, Senior Series 2001A:
        9,400    5.375%, 1/01/23                                                      1/12 at 102.00           Aaa        9,775,718
       11,665    5.500%, 1/01/33                                                      1/12 at 102.00           Aaa       12,245,217

                                       43


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                 Portfolio of INVESTMENTS October 31, 2002
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*     RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Texas Water Development Board, State Revolving Fund, Senior           1/10 at 100.00           AAA     $  5,270,700
                  Lien Revenue Bonds, Series 1999B, 5.250%, 7/15/17

                Williamson County, Texas, General Obligation Road Bonds,
                Series 2002:
        3,500    5.200%, 2/15/21                                                      2/12 at 100.00           AAA        3,596,285
        3,000    5.250%, 2/15/22                                                      2/12 at 100.00           AAA        3,080,760
        7,340    5.250%, 2/15/23                                                      2/12 at 100.00           AAA        7,521,078
        5,000    5.250%, 2/15/25                                                      2/12 at 100.00           AAA        5,112,100


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 12.5%

        7,675   Energy Northwest, Washington, Project No. 1 Refunding Electric        7/12 at 100.00           AAA        8,444,572
                 Revenue Bonds, Series 2002A, 5.500%, 7/01/15

        6,600   Energy Northwest, Washington, Columbia Generation Station             7/12 at 100.00           AAA        6,999,828
                 Electric Revenue Refunding Bonds, Series 2002B,
                 5.350%, 7/01/18

        2,500   Port of Seattle, Washington, Revenue Bonds, Series 2002D             11/12 at 100.00           AAA        2,754,725
                 Refunding, 5.750%, 11/01/15 (Alternative Minimum Tax)

                Washington State Economic Development Finance Authority,
                Wastewater Revenue Bonds, LOTT Project, Series 2002:
        2,000    5.500%, 6/01/17                                                      6/12 at 100.00           Aaa        2,171,260
        4,325    5.125%, 6/01/22                                                      6/12 at 100.00           Aaa        4,371,148

       17,630   Washington Health Care Facilities Authority, Revenue Bonds,           8/13 at 102.00           AAA       17,394,640
                 Series 1998 (Harrison Memorial Hospital), 5.000%, 8/15/28

       10,000   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00           Aaa       10,013,700
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.125%, 10/01/31

        5,170   Whitman County School District No. 267, Pullman, Washington,          6/12 at 100.00           Aaa        5,250,445
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.1%

       15,000   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00            AA       15,175,500
                 Home Ownership Revenue Bonds, 2002 Series E,
                 5.250%, 9/01/22 (Alternative Minimum Tax)

       11,950   State of Wisconsin, Transportation Revenue Bonds,                     7/12 at 100.00           AAA       12,536,147
                  Series 2002-1 Refunding, 5.125%, 7/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     661,455   Total Long-Term Investments (cost $650,104,920) - 148.5%                                                679,061,327
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                     11,371,044
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                       (233,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $457,432,371
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                         At least 80% of the Fund's net assets are invested in
                         municipal securities that are either covered by Original
                         Issue Insurance, Secondary Market Insurance or Portfolio
                         Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are (i) either backed by an
                         escrow or trust containing sufficient U.S. Government or
                         U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or
                         Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.

                                       44

                            Statement of
                                  ASSETS AND LIABILITIES October 31, 2002
                                                                                                                            INSURED
                                                         INSURED          INSURED          PREMIER          INSURED        DIVIDEND
                                                         QUALITY      OPPORTUNITY   INSURED INCOME PREMIUM INCOME 2       ADVANTAGE
                                                           (NQI)            (NIO)            (NIF)            (NPX)           (NVG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
   at market value                                  $926,184,951   $1,922,698,119     $442,807,750     $769,821,904    $679,061,327
Cash                                                  13,487,039       18,709,739       11,725,395        6,650,584       4,681,231
Receivables:
   Interest                                           13,235,284       30,128,494        7,742,672       14,195,496      10,979,253
   Investments sold                                   11,706,030       28,034,007       13,431,832       12,748,977              --
Other assets                                              44,946           63,545           18,098           37,219          15,773
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                   964,658,250    1,999,633,904      475,725,747      803,454,180     694,737,584
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                     44,317,804       34,556,722       13,178,541        5,864,637       3,393,359
Accrued expenses:
   Management fees                                       490,094        1,024,695          250,917          426,116         193,867
   Organization and offering cost                             --               --               --               --         618,292
   Other                                                 312,448          608,601          140,242          426,441          63,322
Preferred share dividends payable                         42,806           90,687           34,726           37,331          36,373
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                              45,163,152       36,280,705       13,604,426        6,754,525       4,305,213
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value               318,000,000      680,000,000      161,000,000      268,900,000     233,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares              $601,495,098   $1,283,353,199     $301,121,321     $527,799,655    $457,432,371
====================================================================================================================================
Common shares outstanding                             37,894,714       81,060,946       19,313,362       37,253,959      29,807,822
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common shares
   outstanding)                                     $      15.87   $        15.83     $      15.59     $      14.17    $      15.35
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share             $    378,947   $      810,609     $    193,134     $    372,540    $    298,078
Paid-in surplus                                      528,025,009    1,127,616,210      267,740,255      490,386,958     423,485,437
Undistributed net investment income                    6,743,927       15,148,385        2,973,772        4,646,374       1,172,751
Accumulated net realized gain (loss) from
   investments                                         4,946,243       10,506,200          717,756      (21,717,013)      3,519,698
Net unrealized appreciation of investments            61,400,972      129,271,795       29,496,404       54,110,796      28,956,407
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares              $601,495,098   $1,283,353,199     $301,121,321     $527,799,655    $457,432,371
====================================================================================================================================
Authorized shares:
   Common                                            200,000,000      200,000,000      200,000,000        Unlimited       Unlimited
   Preferred                                           1,000,000        1,000,000        1,000,000        Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       45

                            Statement of
                                OPERATIONS Year Ended October 31, 2002
                                                                                                                            INSURED
                                                          INSURED          INSURED           PREMIER          INSURED      DIVIDEND
                                                          QUALITY      OPPORTUNITY    INSURED INCOME PREMIUM INCOME 2     ADVANTAGE
                                                            (NQI)            (NIO)             (NIF)            (NPX)         (NVG)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                     $49,711,350     $107,982,506       $25,596,439     $42,978,550    $18,123,167
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                         5,658,929       11,833,850         2,902,248       4,914,267      2,337,264
Preferred shares - auction fees                           795,000        1,700,000           402,500         672,250        268,110
Preferred shares - dividend disbursing agent fees          50,000           70,000            30,000          50,000         13,808
Shareholders' servicing agent fees and expenses           146,361          230,134            56,572          87,094          6,035
Custodian's fees and expenses                             242,573          494,191           128,934         194,590        258,229
Directors'/Trustees' fees and expenses                      8,777           18,669             4,699           7,774          4,842
Professional fees                                          28,455           52,150            16,877          24,626         11,942
Shareholders' reports - printing and mailing expenses      71,214          156,194            45,861          69,631         26,142
Stock exchange listing fees                                19,368           38,140            19,623          19,368             --
Investor relations expense                                113,205          226,810            57,187          99,901             --
Portfolio insurance expense                                39,943           93,268                --          22,191             --
Other expenses                                             52,325           95,951            28,014          37,918          1,967
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                            7,226,150       15,009,357         3,692,515       6,199,610      2,928,339
 Custodian fee credit                                     (83,754)         (92,684)          (45,432)        (42,843)      (198,286)
 Expense reimbursement                                         --               --                --              --     (1,113,364)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                            7,142,396       14,916,673         3,647,083       6,156,767      1,616,689
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  42,568,954       93,065,833        21,949,356      36,821,783     16,506,478
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                      4,974,138       11,512,148         1,473,037       5,701,469      3,519,698
Change in net unrealized appreciation
   (depreciation) of investments                       (3,800,192)     (10,056,251)       (2,260,720)        159,715     28,956,407
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                        1,173,946        1,455,897          (787,683)      5,861,184     32,476,105
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                             (4,177,031)      (8,962,116)       (2,181,015)     (3,630,320)    (1,473,247)
From accumulated net realized gains from investments     (252,858)        (425,567)               --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders        (4,429,889)      (9,387,683)       (2,181,015)     (3,630,320)    (1,473,247)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                       $39,313,011     $ 85,134,047       $18,980,658     $39,052,647   $47,509,336
====================================================================================================================================

*    For the period March 25, 2002 (commencement of operations) through October
     31, 2002.

                                 See accompanying notes to financial statements.

                                       46


Statement of
           CHANGES IN NET ASSETS



                                                                  INSURED QUALITY (NQI)                 INSURED OPPORTUNITY (NIO)
                                                           ---------------------------------     ----------------------------------
                                                                   YEAR                 YEAR                YEAR               YEAR
                                                                  ENDED                ENDED               ENDED              ENDED
                                                               10/31/02             10/31/01            10/31/02           10/31/01
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
 Net investment income                                     $ 42,568,954         $ 44,506,740      $   93,065,833     $   95,205,068
 Net realized gain from investments                           4,974,138            8,468,012          11,512,148         16,381,120
 Change in net unrealized appreciation (depreciation) of
   investments                                               (3,800,192)          36,864,158         (10,056,251)        67,267,115
 Distributions to Preferred Shareholders:
   From net investment income                                (4,177,031)          (9,939,317)         (8,962,116)       (20,771,576)
   From accumulated net realized gains from investments        (252,858)                  --            (425,567)                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                          39,313,011           79,899,593          85,134,047        158,081,727
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From net investment income                                 (34,809,135)         (32,021,289)        (74,985,371)       (70,123,691)
 From accumulated net realized gains from investments          (824,876)                  --          (1,454,843)                --
------------------------------------------------------------------------------------------------------------------------------------
 Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (35,634,011)         (32,021,289)        (76,440,214)       (70,123,691)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares                                  --                   --                  --                 --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                       817,396                   --                  --                 --
Preferred shares offering costs                                      --                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets applicable to Common shares
   from capital share transactions                              817,396                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares        4,496,396           47,878,304           8,693,833         87,958,036
Net assets applicable to Common shares at the beginning of
    period                                                   596,998,702         549,120,398       1,274,659,366      1,186,701,330
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
    period                                                 $601,495,098        $596,998,702       $1,283,353,199     $1,274,659,366
====================================================================================================================================

Undistributed net investment income at the end of period   $  6,743,927        $   2,703,243      $   15,148,385     $     5,025,893
====================================================================================================================================



                                 See accompanying notes to financial statements.

                                       47

Statement of
           CHANGES IN NET ASSETS (continued)

                                                              PREMIER INSURED INCOME (NIF)         INSURED PREMIUM INCOME 2 (NPX)
                                                           ---------------------------------     ----------------------------------
                                                                   YEAR                 YEAR                YEAR               YEAR
                                                                  ENDED                ENDED               ENDED              ENDED
                                                               10/31/02             10/31/01            10/31/02           10/31/01
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
 Net investment income                                     $ 21,949,356         $ 22,824,656        $ 36,821,783       $ 37,492,888
 Net realized gain from investments                           1,473,037            5,002,925           5,701,469          3,787,085
 Change in net unrealized appreciation (depreciation) of
    investments                                              (2,260,720)          11,314,431             159,715         28,376,973
 Distributions to Preferred Shareholders:
   From net investment income                                (2,181,015)          (5,000,703)         (3,630,320)        (8,429,610)
   From accumulated net realized gains from investments              --                   --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                          18,980,658           34,141,309          39,052,647         61,227,336
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From net investment income                                 (18,123,654)         (17,031,612)        (30,549,239)       (27,940,467)
 From accumulated net realized gains from investments                --                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
 Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (18,123,654)         (17,031,612)        (30,549,239)       (27,940,467)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares                                  --                   --                  --                 --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                       610,174                   --                  --                 --
 Preferred shares offering costs                                     --                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets applicable to Common shares
   from capital share transactions                              610,174                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares        1,467,178           17,109,697           8,503,408         33,286,869
Net assets applicable to Common shares at the beginning of
    period                                                  299,654,143          282,544,446         519,296,247        486,009,378
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
    period                                                 $301,121,321         $299,654,143        $527,799,655       $519,296,247
====================================================================================================================================

Undistributed net investment income at the end of period   $  2,973,772         $  1,315,694        $  4,646,374       $  1,953,338
====================================================================================================================================

                                                         INSURED DIVIDEND
                                                           ADVANTAGE (NVG)
                                                                  FOR THE
                                                                   PERIOD
                                                                  3/25/02
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
                                                                  THROUGH
                                                                 10/31/02
-------------------------------------------------------------------------

OPERATIONS
 Net investment income                                       $ 16,506,478
 Net realized gain from investments                             3,519,698
 Change in net unrealized appreciation (depreciation) of
    investments                                                28,956,407
 Distributions to Preferred Shareholders:
   From net investment income                                  (1,473,247)
   From accumulated net realized gains from investments                --
-------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                            47,509,336
-------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From net investment income                                   (13,860,480)
 From accumulated net realized gains from investments                  --
-------------------------------------------------------------------------
 Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                  (13,860,480)
-------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares                           426,270,921
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                          12,436
 Preferred shares offering costs                               (2,600,117)
-------------------------------------------------------------------------
 Net increase in net assets applicable to Common shares
   from capital share transactions                            423,683,240
-------------------------------------------------------------------------
Net increase in net assets applicable to Common shares        457,332,096
Net assets applicable to Common shares at the beginning of
    period                                                        100,275
-------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
    period                                                   $457,432,371
=========================================================================

Undistributed net investment income at the end of period      $ 1,172,751
=========================================================================



                                 See accompanying notes to financial statements.

Notes to
           FINANCIAL STATEMENTS







1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding Common shares stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX) and Nuveen Insured Dividend Advantage Municipal Fund
(NVG). Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income
(NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Insured Dividend Advantage (NVG) is traded on the American Stock Exchange.

Prior to the commencement of operations of Insured Dividend Advantage (NVG), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($11,500) and its reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds or its designee may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2002, Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF), Insured Premium Income 2 (NPX) and Insured Dividend Advantage (NVG) had outstanding when-issued and delayed delivery purchase commitments of $44,317,804, $34,556,722, $13,178,541, $5,864,637 and $3,393,359,
respectively.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2002, have been designated Exempt Interest Dividends.

Notes to
        FINANCIAL STATEMENTS (continued)

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:



                                              PREMIER      INSURED      INSURED
                    INSURED      INSURED      INSURED      PREMIUM     DIVIDEND
                    QUALITY  OPPORTUNITY       INCOME     INCOME 2    ADVANTAGE
                      (NQI)        (NIO)        (NIF)        (NPX)        (NVG)
--------------------------------------------------------------------------------
Number of shares:
   Series M           2,600        4,000           --        2,080        3,160
   Series T           2,600        4,000           --        2,200        3,080
   Series W           2,600        4,000          840        2,080           --
   Series W2             --        3,200           --           --           --
   Series TH          2,320        4,000        2,800        2,200        3,080
   Series TH2            --        4,000           --           --           --
   Series F           2,600        4,000        2,800        2,196           --
--------------------------------------------------------------------------------
Total                12,720       27,200        6,440       10,756        9,320
================================================================================


Effective May 17, 2002, Insured Dividend Advantage (NVG) issued 3,160 Series M, 3,080 Series T and 3,080 Series TH, $25,000 stated value Preferred shares.

Insurance
Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) invests at least 80% of its net assets in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' Common shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended October 31, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for Insured Dividend Advantage (NVG). Insured Dividend Advantage's (NVG) share of offering costs ($614,079) was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Dividend Advantage (NVG) in connection with its offering of Preferred shares ($2,600,117) were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective November 1, 2001, the following Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to November 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation based on securities held by the following Funds on November 1, 2001, as follows:



                                                          PREMIER      INSURED
                             INSURED         INSURED      INSURED      PREMIUM
                             QUALITY     OPPORTUNITY       INCOME     INCOME 2
                               (NQI)           (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------

                            $462,342      $1,004,377      $29,696     $128,483
================================================================================



The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.



The net effect of this change for the fiscal year ended October 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                                                          PREMIER      INSURED
                             INSURED         INSURED      INSURED      PREMIUM
                             QUALITY     OPPORTUNITY       INCOME     INCOME 2
                                (NQI)           (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------

                             $117,500        $284,081      $19,989      $44,294
================================================================================

Notes to
        FINANCIAL STATEMENTS (continued)


Classification and Measurement of Redeemable Securities
The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITFD-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.



2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                 INSURED                   INSURED              PREMIER INSURED
                                              QUALITY (NQI)           OPPORTUNITY (NIO)           INCOME (NIF)
                                          -------------------      --------------------      ---------------------
                                              YEAR       YEAR          YEAR        YEAR          YEAR         YEAR
                                             ENDED      ENDED         ENDED       ENDED         ENDED        ENDED
                                          10/31/02   10/31/01      10/31/02    10/31/01      10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                  --         --            --          --            --           --
   Shares issued to shareholders
     due to reinvestment of distributions   51,548         --            --          --        39,202           --
------------------------------------------------------------------------------------------------------------------
                                            51,548         --            --          --        39,202           --
==================================================================================================================
Preferred shares sold                           --         --            --          --            --           --
==================================================================================================================

                                                                           INSURED                 INSURED
                                                                  PREMIUM INCOME 2 (NPX)    DIVIDEND ADVANTAGE (NVG)
                                                                  ----------------------    -----------------------
                                                                                                           FOR THE
                                                                                                            PERIOD
                                                                                                           3/25/02
                                                                                                     (COMMENCEMENT
                                                                       YEAR        YEAR              OF OPERATIONS)
                                                                      ENDED       ENDED                    THROUGH
                                                                   10/31/02    10/31/01                   10/31/02
------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                           --          --                 29,800,000
   Shares issued to shareholders
     due to reinvestment of distributions                                --          --                        822
------------------------------------------------------------------------------------------------------------------
                                                                         --          --                 29,800,822
==================================================================================================================
Preferred shares sold                                                    --          --                      9,320
==================================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities during the fiscal year ended October 31, 2002, were as follows:

                                                           PREMIER                     INSURED       INSURED
                                             INSURED       INSURED       INSURED       PREMIUM      DIVIDEND
                                             QUALITY   OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE
                                                (NQI)         (NIO)         (NIF)         (NPX)         (NVG)*
------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities       $416,766,761  $706,604,069  $195,722,624  $204,743,696  $776,000,618
   Short-term securities                 167,820,000   195,235,000    41,700,000    62,295,000   160,825,000
Sales and maturities:
   Long-term municipal securities        398,185,631   759,085,764   204,355,912   218,940,914   129,525,542
   Short-term securities                 167,820,000   195,235,000    48,325,000    62,295,000   160,825,000
------------------------------------------------------------------------------------------------------------

*    For the period March 25, 2002 (commencement of operations)  through October
     31, 2002.

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of October 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                                                     PREMIER        INSURED         INSURED
                                                     INSURED          INSURED        INSURED        PREMIUM        DIVIDEND
                                                     QUALITY      OPPORTUNITY         INCOME       INCOME 2       ADVANTAGE
                                                        (NQI)            (NIO)          (NIF)          (NPX)           (NVG)
-----------------------------------------------------------------------------------------------------------------------------
Cost of Investments                             $864,204,137   $1,793,133,469   $413,309,234   $715,628,686   $ 650,081,680
=============================================================================================================================

                                                                                     PREMIER        INSURED         INSURED
                                                     INSURED          INSURED        INSURED        PREMIUM        DIVIDEND
                                                     QUALITY      OPPORTUNITY         INCOME       INCOME 2       ADVANTAGE
                                                        (NQI)            (NIO)          (NIF)          (NPX)          (NVG)
-----------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                 $ 62,109,719   $  130,539,682   $ 29,498,516   $ 54,317,127   $  29,052,679
   Depreciation                                     (128,905)        (975,032)            --       (123,909)        (73,032)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments      $ 61,980,814   $  129,564,650   $ 29,498,516   $ 54,193,218   $  28,979,647
=============================================================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2002, were as follows:

                                                                      PREMIER                       INSURED         INSURED
                                                     INSURED          INSURED        INSURED        PREMIUM        DIVIDEND
                                                     QUALITY      OPPORTUNITY         INCOME       INCOME 2       ADVANTAGE
                                                        (NQI)            (NIO)          (NIF)          (NPX)           (NVG)
-----------------------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                 $  9,238,467   $   20,499,679   $  4,517,140   $  7,145,720   $   3,495,989
Undistributed ordinary income *                      538,152          410,238         22,665         51,966       3,519,698
Undistributed net long-term capital gains          4,408,091       11,027,375        739,056             --              --
=============================================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
        FINANCIAL STATEMENTS (continued)



The tax character of distributions paid during the fiscal year ended October 31, 2002, were designated for purposes of the dividends paid deduction as follows:

                                                                                     PREMIER        INSURED         INSURED
                                                     INSURED          INSURED        INSURED        PREMIUM        DIVIDEND
                                                     QUALITY      OPPORTUNITY         INCOME       INCOME 2       ADVANTAGE
                                                        (NQI)            (NIO)          (NIF)          (NPX)           (NVG)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income             $38,550,143      $83,471,540    $20,196,415    $34,005,278     $12,987,249
Distributions from ordinary income *                 123,801            5,439             --             --              --
Distributions from net long-term capital gains     1,077,734        1,880,410             --             --              --
=============================================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2002, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:
                                                                       INSURED
                                                                       PREMIUM
                                                                      INCOME 2
                                                                          (NPX)
-------------------------------------------------------------------------------
Expiration year:
   2003                                                            $ 4,278,245
   2004                                                              2,080,786
   2005                                                                     --
   2006                                                                     --
   2007                                                                     --
   2008                                                             15,327,981
-------------------------------------------------------------------------------
Total                                                              $21,687,012
===============================================================================



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' (excluding Insured Dividend Advantage (NVG)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)           MANAGEMENT FEE
-----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .6500%
For the next $125 million                                                                           .6375
For the next $250 million                                                                           .6250
For the next $500 million                                                                           .6125
For the next $1 billion                                                                             .6000
For the next $3 billion                                                                             .5875
For net assets over $5 billion                                                                      .5750
-----------------------------------------------------------------------------------------------------------

Under Insured Dividend Advantage's (NVG) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)           MANAGEMENT FEE
-----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .6500%
For the next $125 million                                                                           .6375
For the next $250 million                                                                           .6250
For the next $500 million                                                                           .6125
For the next $1 billion                                                                             .6000
For net assets over $2 billion                                                                      .5750
-----------------------------------------------------------------------------------------------------------


For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                             YEAR ENDING
MARCH 31,                               MARCH 31,
--------------------------------------------------------------------------------

2002*                   .30%            2008                    .25%
2003                    .30             2009                    .20
2004                    .30             2010                    .15
2005                    .30             2011                    .10
2006                    .30             2012                    .05
2007                    .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. INVESTMENT COMPOSITION

At October 31, 2002, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                         PREMIER      INSURED       INSURED
                                            INSURED       INSURED        INSURED      PREMIUM      DIVIDEND
                                            QUALITY   OPPORTUNITY         INCOME       INCOME     ADVANTAGE
                                               (NQI)         (NIO)          (NIF)        (NPX)         (NVG)
-------------------------------------------------------------------------------------------------------------
Education and Civic Organizations                 3%            3%            2%            3%           15%
Healthcare                                       16            12            15            12             6
Housing/Multifamily                               8             3             4            10             2
Housing/Single Family                             3            10             3             3             5
Tax Obligation/General                           12             6            12             8            23
Tax Obligation/Limited                            8            11            14            11            10
Transportation                                   20            22            20            15            21
U.S. Guaranteed                                  11            13            19             8             2
Utilities                                        14            10            10            26             5
Water and Sewer                                   5            10            --             4            11
Other                                            --            --             1            --            --
-------------------------------------------------------------------------------------------------------------
                                                100%          100%          100%          100%          100%
=============================================================================================================

Notes to
        FINANCIAL STATEMENTS (continued)



Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (100% for Insured Quality (NQI), 100% for Insured Opportunity (NIO), 100% for Premier Insured Income (NIF), 100% for Insured Premium Income 2 (NPX) and 86% for Insured Dividend Advantage (NVG)).



For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.



7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 2, 2002, to shareholders of record on November 15, 2002, as follows:

                                                                        PREMIER     INSURED       INSURED
                                             INSURED       INSURED      INSURED      PREMIUM     DIVIDEND
                                             QUALITY   OPPORTUNITY       INCOME     INCOME 2    ADVANTAGE
                                               (NQI)         (NIO)        (NIF)        (NPX)        (NVG)
-----------------------------------------------------------------------------------------------------------
Dividend per share                            $.0800        $.0800       $.0805       $.0705       $.0775
===========================================================================================================

                                    Financial
                                               HIGHLIGHTS

                                    Financial
                                           HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:


                                                     Investment Operations
                         --------------------------------------------------------------------------

                                                       Distributions   Distributions
                                                            from Net            from
            Beginning                             Net     Investment         Capital
               Common                       Realized/       Income to       Gains to
                Share            Net       Unrealized      Preferred       Preferred
            Net Asset     Investment       Investment         Share-          Share-
                Value         Income       Gain (Loss)       holders+        holders+          Total
======================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)        $15.78          $1.12           $  .03          $(.11)          $(.01)         $ 1.03
2001            14.51           1.18             1.20           (.26)             --            2.12
2000            13.95           1.20              .60           (.34)             --            1.46
1999            16.02           1.17            (1.91)          (.22)           (.04)          (1.00)
1998            15.68           1.18              .36           (.25)             --            1.29

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)         15.72           1.15              .03           (.11)           (.01)           1.06
2001            14.64           1.17             1.04           (.26)             --            1.95
2000            14.25           1.21              .39           (.33)             --            1.27
1999            16.04           1.18            (1.73)          (.24)           (.01)           (.80)
1998            15.78           1.21              .28           (.26)             --            1.23

PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)         15.55           1.14             (.05)          (.11)             --             .98
2001            14.66           1.18              .85           (.26)             --            1.77
2000            14.25           1.20              .43           (.33)             --            1.30
1999            16.18           1.16            (1.89)          (.23)           (.01)           (.97)
1998            15.84           1.16              .38           (.25)           (.01)           1.28

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)         13.94            .99              .16           (.10)             --            1.05
2001            13.05           1.01              .86           (.23)             --            1.64
2000            12.40            .99              .66           (.29)             --            1.36
1999            14.10            .97            (1.71)          (.23)             --            (.97)
1998            13.60            .95              .53           (.25)             --            1.23

INSURED DIVIDEND ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(b)         14.33            .55             1.10           (.05)             --            1.60
======================================================================================================




                                               Less Distributions
                                   -------------------------------------------


                                           Net                                        Offering
                                    Investment         Capital                       Costs and          Ending
                                     Income to        Gains to                       Preferred           Common
                                        Common          Common                           Share            Share            Ending
                                        Share-          Share-                    Underwriting        Net Asset            Market
                                       holders         holders           Total       Discounts            Value             Value
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                  $(.92)          $(.02)         $ (.94)          $  --           $15.87          $15.5500
2001                                      (.85)             --            (.85)             --            15.78           14.9200
2000                                      (.90)             --            (.90)             --            14.51           13.6875
1999                                      (.92)           (.13)          (1.05)           (.02)           13.95           13.1875
1998                                      (.94)           (.01)           (.95)             --            16.02           15.6250

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                   (.93)           (.02)           (.95)             --            15.83           15.2100
2001                                      (.87)             --            (.87)             --            15.72           14.7400
2000                                      (.88)             --            (.88)             --            14.64           13.0625
1999                                      (.94)           (.04)           (.98)           (.01)           14.25           13.3125
1998                                      (.97)             --            (.97)             --            16.04           16.6250

PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                   (.94)             --            (.94)             --            15.59           15.3300
2001                                      (.88)             --            (.88)             --            15.55           15.2500
2000                                      (.89)             --            (.89)             --            14.66           13.5000
1999                                      (.90)           (.04)           (.94)           (.02)           14.25           13.1250
1998                                      (.92)           (.02)           (.94)             --            16.18           16.8750

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                   (.82)             --            (.82)             --            14.17           13.7700
2001                                      (.75)             --            (.75)             --            13.94           13.7500
2000                                      (.71)             --            (.71)             --            13.05           11.2500
1999                                      (.73)             --            (.73)             --            12.40           11.5000
1998                                      (.73)             --            (.73)             --            14.10           13.6875

INSURED DIVIDEND ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(b)                                   (.47)             --            (.47)           (.11)           15.35           14.9600
====================================================================================================================================











                                        Total Returns
                                      ----------------


                                                 Based
                                                    on
                                       Based     Common
                                          on  Share Net
                                      Market     Asset
                                       Value**   Value**
========================================================
INSURED QUALITY (NQI)
--------------------------------------------------------
Year Ended 10/31:
2002(a)                                10.82%     6.83%
2001                                   15.53     14.94
2000                                   10.94     10.86
1999                                   (9.65)    (6.77)
1998                                    6.13      8.43

INSURED OPPORTUNITY (NIO)
--------------------------------------------------------
Year Ended 10/31:
2002(a)                                 9.80      7.01
2001                                   19.84     13.61
2000                                    5.06      9.25
1999                                  (14.71)    (5.33)
1998                                   12.03      7.99

PREMIER INSURED INCOME (NIF)
--------------------------------------------------------
Year Ended 10/31:
2002(a)                                 6.84      6.57
2001                                   19.97     12.40
2000                                    9.92      9.41
1999                                  (17.33)    (6.42)
1998                                   14.06      8.35

INSURED PREMIUM INCOME 2 (NPX)
--------------------------------------------------------
Year Ended 10/31:
2002(a)                                 6.32      7.83
2001                                   29.46     12.85
2000                                    4.35     11.35
1999                                  (11.16)    (7.21)
1998                                   16.35      9.28

INSURED DIVIDEND ADVANTAGE (NVG)
--------------------------------------------------------
Year Ended 10/31:
2002(b)                                 2.84     10.44
========================================================




                                                                   Ratios/Supplemental Data
                                     --------------------------------------------------------------------------------------
                                                  Before Credit/Reimbursement   After Credit/Reimbursement***
                                                  ---------------------------   -----------------------------
                                                                 Ratio of Net                    Ratio of Net
                                                     Ratio of      Investment        Ratio of      Investment
                                          Ending     Expenses       Income to        Expenses       Income to
                                             Net   to Average      Average to         Average         Average
                                          Assets   Net Assets      Net Assets      Net Assets      Net Assets
                                      Applicable   Applicable      Applicable      Applicable      Applicable     Portfolio
                                       to Common     to Common      to Common       to Common       to Common      Turnover
                                     Shares (000)      Shares++        Shares++        Shares++        Shares++        Rate
==============================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                               $  601,495         1.23%           7.22%           1.21%           7.24%           44%
2001                                     596,999         1.24            7.72            1.23            7.74            34
2000                                     549,120         1.24            8.48            1.23            8.49            24
1999                                     527,789         1.19            7.67            1.18            7.67            27
1998                                     603,179         1.13            7.49            1.13            7.49            16

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                1,283,353         1.20            7.42            1.19            7.42            37
2001                                   1,274,659         1.21            7.69            1.20            7.70            39
2000                                   1,186,701         1.20            8.47            1.20            8.48            16
1999                                   1,155,516         1.16            7.67            1.16            7.67            26
1998                                   1,292,589         1.13            7.60            1.13            7.60            12

PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                  301,121         1.25            7.40            1.23            7.42            43
2001                                     299,654         1.26            7.79            1.24            7.81            34
2000                                     282,544         1.26            8.37            1.24            8.39            21
1999                                     274,668         1.19            7.49            1.18            7.50            32
1998                                     310,466         1.16            7.29            1.16            7.29            10

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                  527,800         1.20            7.13            1.19            7.14            26
2001                                     519,296         1.22            7.39            1.20            7.41            27
2000                                     486,009         1.22            7.87            1.20            7.88            55
1999                                     461,955         1.21            7.11            1.21            7.11            35
1998                                     524,962         1.20            6.89            1.20            6.89            31

INSURED DIVIDEND ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2002(b)                                  457,432         1.10*           5.71*            .61*           6.20*           22
==============================================================================================================================









                                           Preferred Shares at End of Period
                                       ------------------------------------------




                                         Aggregate   Liquidation
                                            Amount     and Market           Asset
                                       Outstanding          Value        Coverage
                                              (000)     Per Share       Per Share
=================================================================================
INSURED QUALITY (NQI)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                   $318,000        $25,000         $72,287
2001                                       318,000         25,000          71,934
2000                                       318,000         25,000          68,170
1999                                       318,000         25,000          66,493
1998                                       260,000         25,000          82,998

INSURED OPPORTUNITY (NIO)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                    680,000         25,000          72,182
2001                                       680,000         25,000          71,862
2000                                       680,000         25,000          68,629
1999                                       680,000         25,000          67,482
1998                                       600,000         25,000          78,858

PREMIER INSURED INCOME (NIF)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                    161,000         25,000          71,758
2001                                       161,000         25,000          71,530
2000                                       161,000         25,000          68,873
1999                                       161,000         25,000          67,650
1998                                       140,000         25,000          80,440

INSURED PREMIUM INCOME 2 (NPX)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(a)                                    268,900         25,000          74,070
2001                                       268,900         25,000          73,280
2000                                       268,900         25,000          70,185
1999                                       268,900         25,000          67,949
1998                                       268,900         25,000          73,806

INSURED DIVIDEND ADVANTAGE (NVG)
---------------------------------------------------------------------------------
Year Ended 10/31:
2002(b)                                    233,000         25,000          74,081
=================================================================================


*    Annualized.
**   Total  Investment  Return on Market Value is the  combination of reinvested dividend  income,  reinvested  capital  gains  distributions,  if any,  and changes in stock price per share.  Total  Return on Common  Share Net Asset
     Value is the combination of reinvested dividend income,  reinvested capital gains  distributions,  if any,  and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios  do not  reflect  the  effect  of  dividend  payments  to  Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares, where applicable.
(a)  As  required,  effective  November  1,  2001,  the Funds have  adopted  the provisions  of the new AICPA  Audit  and  Accounting  Guide for  Investment
     Companies and began accreting  taxable market discount on debt  securities.
     The net effect of this change for the fiscal year ended  October 31,  2002, was to  increase  net  investment  income  per share  with a  corresponding decrease in net  realized/unrealized  investment  gain (loss) per share and increase  each  ratio  of net  investment  income  to  average  net  assets applicable to Common shares as follows:

                                                        PREMIER   INSURED
                                 INSURED      INSURED   INSURED   PREMIUM
                                 QUALITY  OPPORTUNITY    INCOME  INCOME 2
                                    (NQI)        (NIO)     (NIF)     (NPX)
                                ------------------------------------------
     2002 per share impact ($)        --           --        --        --
     2002 income ratio impact (%)    .02          .02       .01       .01

     The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

(b)  For the period March 25, 2002 (commencement of operations)  through October
     31, 2002.

                                 See accompanying notes to financial statements.

                                     58-59

Directors/Trustees
                    AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Directors/Trustees of the Funds. The number of directors/trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the directors/trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                                                         NUMBER
                                                                                                                         OF FUNDS
                                                                                                                         IN NUVEEN
                                                    YEAR FIRST                                                           COMPLEX
                                                    ELECTED OR                                                           OVERSEEN
                                                    APPOINTED     PRINCIPAL OCCUPATION(S)                                BY
NAME, BIRTHDATE              POSITION(S) HELD       AND TERM OF   INCLUDING OTHER DIRECTORSHIPS                          DIRECTOR/
AND ADDRESS                  WITH THE FUND          OFFICE (A)    DURING PAST 5 YEARS                                    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY R. SCHWERTFEGER (1)  Chairman of the        1994          Chairman and Director (since 1996) of The John          141
3/28/1949                    Board and              Term:         Nuveen Company, Nuveen Investments, Nuveen
333 W. Wacker Drive          Director/Trustee       one year (2)  Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                                 Corp.; Chairman and Director (since 1997) of
                                                                  Nuveen Asset Management Inc.; Director (since
                                                                  1996) of Institutional Capital Corporation;
                                                                  Chairman and Director (since 1999) of Rittenhouse
                                                                  Financial Services Inc.


DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER            Director/Trustee       1997          Private Investor and Management Consultant.             122
8/22/1940                                           Term:
333 W. Wacker Drive                                 one year (2)
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN            Director/Trustee       1993          Retired (1989) as Senior Vice President of The          122
7/29/1934                                           Term:         Northern Trust Company.
333 W. Wacker Drive                                 one year (2)
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI         Director/Trustee       1994          Retired (2002); formerly, Executive Director            122
1/26/1933                                           Term:         (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                 one year (2)  Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                                 President and Chief Executive Officer of
                                                                  Blanton-Peale Institutes of Religion and Health;
                                                                  prior thereto, Vice President, Metropolitan Life
                                                                  Insurance Co.
------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS              Director/Trustee       1991          Adjunct Professor of Business and Economics,            122
4/3/1933                                            Term:         University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                                 one year (2)  Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                                 Hadley School for the Blind (not-for-profit);
                                                                  formerly (1991-2000) Adjunct Professor, Lake Forest
                                                                  Graduate School of Management, Lake Forest,
                                                                  Illinois; prior thereto, Executive Director,
                                                                  Towers Perrin Australia, a management consulting
                                                                  firm; Chartered Financial Analyst; Certified
                                                                  Management Consultant.



                                       60



                                                                                                                         NUMBER
                                                                                                                         OF FUNDS
                                                                                                                         IN NUVEEN
                                                    YEAR FIRST                                                           COMPLEX
                                                    ELECTED OR                                                           OVERSEEN
                                                    APPOINTED     PRINCIPAL OCCUPATION(S)                                BY
NAME, BIRTHDATE              POSITION(S) HELD       AND TERM OF   INCLUDING OTHER DIRECTORSHIPS                          DIRECTOR/
AND ADDRESS                  WITH THE FUND          OFFICE (A)    DURING PAST 5 YEARS                                    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER         Director/Trustee       1997          Senior Partner and Chief Operating Officer,             122
9/24/1944                                           Term:         Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                 one year (2)  Miller-Valentine Realty, a construction company;
Chicago, IL 60606                                                 Chair, Miami Valley Hospital; Vice Chair, Dayton
                                                                  Development Coalition; formerly, Member,
                                                                  Community Advisory Board, National City Bank,
                                                                  Dayton, Ohio; and Business Advisory Council,
                                                                  Cleveland Federal Reserve Bank.
------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE           Director/Trustee      1997          Executive Director, Gaylord and Dorothy                 122
12/29/1947                                          Term:         Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                 one year (2)  thereto, Executive Director, Great Lakes
Chicago, IL 60606                                                 Protection Fund (from 1990 to 1994).



                                                                                                                         NUMBER
                                                                                                                         OF FUNDS
                                                    YEAR FIRST                                                           IN NUVEEN
                                                    ELECTED OR    PRINCIPAL OCCUPATION(S)                                COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD       APPOINTED     INCLUDING OTHER DIRECTORSHIPS                          OVERSEEN
AND ADDRESS                  WITH THE FUND          (B)           DURING PAST 5 YEARS                                    BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON          Vice President         2002          Vice President (since January 2002), formerly,          141
2/3/1966                                                          Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                               Associate of Nuveen Investments.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN              Vice President         2002          Vice President (since January 2002), formerly,          135
11/10/1966                                                        Assistant Vice President of Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO            Vice President and     1999          Vice President of Nuveen Investments (since             141
11/28/1967                   Treasurer                            1999), prior thereto, Assistant Vice President
333 W. Wacker Drive                                               (from 1997); Chartered Financial Analyst.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO             Vice President         2001          Vice President of Nuveen Advisory Corp. (since          141
9/8/1954                                                          2001); previously, Vice President of Van Kampen
333 W. Wacker Drive                                               Investment Advisory Corp. (since 1998); prior
Chicago, IL 60606                                                 thereto, Assistant Vice President of Van Kampen
                                                                  Investment Advisory Corp.
------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER           Vice President         2002          Vice President (since January 2002), Assistant          141
9/24/1964                    and Secretary                        General Counsel and Assistant Secretary (since
333 W. Wacker Drive                                               1998), formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                                 Investments; Vice President (since January 2002)
                                                                  and Assistant Secretary (since 1998), formerly
                                                                  Assistant Vice President of Nuveen Advisory Corp.
                                                                  and Nuveen Institutional Advisory Corp.; prior thereto,
                                                                  Associate at the law firm D'Ancona Partners LLC.


                                       61

Directors/Trustees
                    AND OFFICERS (continued)


                                                                                                                         NUMBER
                                                                                                                         OF FUNDS
                                                    YEAR FIRST                                                           IN NUVEEN
                                                    ELECTED OR    PRINCIPAL OCCUPATION(S)                                COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD       APPOINTED     INCLUDING OTHER DIRECTORSHIPS                          OVERSEEN
AND ADDRESS                  WITH THE FUND          (B)           DURING PAST 5 YEARS                                    BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON          Vice President           1998          Vice President of Nuveen Investments; Vice              141
10/24/1945                                                        President (since 1998) of Nuveen Advisory Corp.
333 W. Wacker Drive                                               and Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD      Vice President           1995          Managing Director (since January 2002) of Nuveen        141
3/2/1964                                                          Investments; Managing Director of Nuveen Advisory
333 W. Wacker Drive                                               Corp. and Nuveen Institutional Advisory Corp. (since
Chicago, IL 60606                                                 2001); prior thereto, Vice President of Nuveen
                                                                  Advisory Corp.; Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY             Vice President and       1998          Vice President of Nuveen Investments and                141
5/31/1954                  Controller                             (since 1998) The John Nuveen Company;
333 W. Wacker Drive                                               Certified Public Accountant.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL          Vice President           1992          Vice President of Nuveen Advisory Corp.;                135
7/5/1955                                                          Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER           Vice President           1997          Vice President of Nuveen Institutional Advisory         135
3/26/1963                                                         Corp. (since 1998) and Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA            Vice President           1990          Vice President of Nuveen Advisory Corp.                 135
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB              Vice President           2000          Vice President (since 2000) of Nuveen Investments,      141
3/22/1963                                                         previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments;
Chicago, IL 60606                                                 Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR              Vice President           2002          Vice President (since 1999), previously,                141
8/27/1961                                                         Assistant Vice President (since 1993) of
333 W. Wacker Drive                                               Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN            Vice President and       1992          Vice President, Assistant Secretary and                 141
7/27/1951                  Assistant Secretary                    Assistant General Counsel of Nuveen
333 W. Wacker Drive                                               Investments; Vice President and Assistant
Chicago, IL 60606                                                 Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen
                                                                  Company and Nuveen Asset Management, Inc.



                                       62

                                                                                                                         NUMBER
                                                                                                                         OF FUNDS
                                                    YEAR FIRST                                                           IN NUVEEN
                                                    ELECTED OR    PRINCIPAL OCCUPATION(S)                                COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD       APPOINTED     INCLUDING OTHER DIRECTORSHIPS                          OVERSEEN
AND ADDRESS                  WITH THE FUND          (B)           DURING PAST 5 YEARS                                    BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV          Vice President         1996          Managing Director (since January 2002) of Nuveen        141
7/7/1965                                                          Investments; Managing Director (since 1997) of
333 W. Wacker Drive                                               Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                                 Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY      Vice President         2002          Vice President (since January 2002), formerly,          135
9/4/1960                                                          Assistant Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                               Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING           Vice President         1990          Vice President of Nuveen Advisory Corp. and             135
7/31/1951                                                         Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                               Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN         Chief                  1992          Managing Director (since January 2002, formerly         141
9/9/1956                     Administrative                       Vice President), Assistant Secretary and Associate
333 W. Wacker Drive          Officer                              General Counsel (formerly Assistant General Counsel)
Chicago, IL 60606                                                 of Nuveen Investments; Managing Director (since
                                                                  January 2002, formerly Vice President) and
                                                                  Assistant Secretary of Nuveen Advisory Corp. and
                                                                  Nuveen Institutional Advisory Corp.; Vice President
                                                                  and Assistant Secretary of The John Nuveen
                                                                  Company; Chartered Financial Analyst.







(a) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later.

(b) Year First Elected or Appointed is the year presented or each Fund's respective inception date if later. Officers serve one year terms through July of each year.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2) Directors/Trustees are elected each year by shareholders and serve a one year term until his/her successor is elected.

Build Your Wealth
                  AUTOMATICALLY



SIDEBAR TEXT:
NUVEEN MAKES
REINVESTING EASY.
A PHONE CALL IS
ALL IT TAKES TO
SET UP YOUR
REINVESTMENT
ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.


HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
         INFORMATION







BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank &Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


GLOSSARY OF TERMS USED IN THIS REPORT
AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


----------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended October 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
                FOR GENERATIONS

PHOTO OF:John Nuveen, Sr.


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Logo: NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                 EAN-D-1002D